Pioneer Bond Fund
Schedule of Investments  |  September 30, 2023

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

Schedule of Investments  |  9/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 111.1%
	Senior Secured Floating Rate Loan Interests — 0.4% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
1,393,775	LSF11 A5 HoldCo LLC, Term Loan, 8.931% (Term SOFR + 350 bps), 10/15/28	$ 1,360,673
	Total Chemicals-Diversified	$1,360,673

	Chemicals-Specialty — 0.1%
4,266,788	Mativ Holdings, Inc., Term B Loan, 9.181% (Term SOFR + 375 bps), 4/20/28	$ 4,226,786
	Total Chemicals-Specialty	$4,226,786

	Electric-Generation — 0.1%
317,487	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.181% (Term SOFR + 375 bps), 10/2/25	$ 307,169
1,975,000	Generation Bridge Northeast LLC, Term Loan B, 9.566% (Term SOFR + 425 bps), 8/22/29	1,977,469
	Total Electric-Generation	$2,284,638

	Electronic Composition — 0.0%†
1,003,287	Energy Acquisition LP, First Lien Initial Term Loan, 9.772% (Term SOFR + 425 bps), 6/26/25	$ 995,606
	Total Electronic Composition	$995,606

	Finance-Leasing Company — 0.0%†
609,754	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.925% (Term SOFR + 150 bps), 2/12/27	$ 609,927
	Total Finance-Leasing Company	$609,927

	Medical-Wholesale Drug Distribution — 0.1%
1,987,963	Owens & Minor, Inc., Term B-1 Loan, 9.166% (Term SOFR + 375 bps), 3/29/29	$ 1,987,962
	Total Medical-Wholesale Drug Distribution	$1,987,962

	Metal Processors & Fabrication — 0.1%
3,456,424	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 3,434,822
	Total Metal Processors & Fabrication	$3,434,822

	Physical Practice Management — 0.0%†
918,351	Team Health Holdings, Inc., Extended Term Loan, 10.566% (Term SOFR + 525 bps), 3/2/27	$ 702,284
	Total Physical Practice Management	$702,284

1Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 8.769% (Term SOFR + 325 bps), 4/18/25	$ 190,012
	Total Recreational Centers	$190,012

	Telephone-Integrated — 0.0%†
627,394	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 7.181% (Term SOFR + 175 bps), 3/1/27	$ 593,946
	Total Telephone-Integrated	$593,946

	Total Senior Secured Floating Rate Loan Interests (Cost $16,651,819)	$16,386,656

	Asset Backed Securities — 7.7% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 500,238
241,228(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.677% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	236,265
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.538% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	1,745,824
1,656,557	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,474,066
12,020,648(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.595% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	11,853,465
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,449,431
4,414,497	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	3,992,410
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,811,546
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.297% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,599,013
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.613% (SOFR30A + 230 bps), 1/15/37 (144A)	7,384,931
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.782% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,353,408
7,539,592	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,436,685
Pioneer Bond Fund |  | 9/30/232

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.613% (SOFR30A + 230 bps), 2/15/37 (144A)	$ 4,757,487
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.508% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,602,963
3,580,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	3,294,728
5,226,669(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,950,864
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,623,748
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,363,683
3,485,000(b)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	3,225,422
7,600,000(b)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	6,924,470
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	2,895,852
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,143,835
226,016(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.084% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	220,124
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	11,998,313
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,033,658
270,720	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	270,574
8,236,275	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,126,330
1,480,754	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,458,561
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	3,793,784
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	10,712,415
5,269,101(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	4,978,824
7,817,304(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,230,781
8,257,357(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,431,621
3Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.938% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	$ 1,494,160
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.288% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	872,481
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,294,692
2,202,555	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,942,137
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,837,172
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.426% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,844,498
3,947,250	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,719,541
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.245% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,279,744
378,025	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	349,042
5,845,700	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,787,102
2,959,299	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,578,668
4,248,391	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,560,305
901,170	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	892,158
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,094,741
3,064,451	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,489,698
4,818,448	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,917,141
119,247	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	117,824
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,727,380
2,490,637	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	2,473,202
8,585,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.995% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	8,236,483
Pioneer Bond Fund |  | 9/30/234

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,649,735	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	$ 1,405,598
134	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	133
730,997	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	616,157
323,855	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	306,047
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,067,535
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 8.619% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,726,230
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,190,614
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,676,124
2,794,723	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	2,695,615
1,508,808	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,414,895
517,256	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	513,446
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.908% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,882,112
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,993,750
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,347,062
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 7.691% (3 Month Term SOFR + 231 bps), 2/20/30 (144A)	8,257,129
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.141% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	3,878,096
8,304,601(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	8,304,323
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,304,883
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	1,987,534
5Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	$ 2,570,838
13,485,227(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	12,010,280
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 5/25/55 (144A)	3,713,063
352,215	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	345,314
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,834,277
1,479,302	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	1,441,897
6,975,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,788,620
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,433,106
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.438% (3 Month Term SOFR + 311 bps), 4/20/29 (144A)	4,827,685
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.263% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,629,022
4,236,435	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	3,844,326
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.263% (SOFR30A + 195 bps), 11/15/38 (144A)	9,949,012
1,651,225	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	1,642,634
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,771,871
24,508	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	24,051
27,971	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	27,476
62,576	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	61,531
52,154	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	50,521
38,338	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	37,311
36,708	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	36,331
16,188	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	15,716
Pioneer Bond Fund |  | 9/30/236

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
37,371	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	$ 35,982
1,595,680	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,582,104
623,081	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	582,765
298,977	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	279,866
1,104,562	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,091,077
7,423,486	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	6,972,910
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.707% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	1,724,942
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.47% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	1,491,402
	Total Asset Backed Securities (Cost $366,127,903)	$339,766,701

	Collateralized Mortgage Obligations—7.6% of Net Assets
5,626,551(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 8.184% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	$ 5,653,998
2,739,507(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.134% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	2,758,230
2,856,615(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 9.134% (SOFR30A + 381 bps), 10/25/30 (144A)	2,883,865
1,652,837(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 9.034% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	1,663,224
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	8,001,066
3,349,402(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,788,913
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,516,824
1,142,713(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,126,524
3,333,040(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	3,156,608
7Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	$ 3,551,504
5,596,237(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	4,156,302
3,261,164(b)	CIM Trust, Series 2021-J2, Class B2, 2.671%, 4/25/51 (144A)	2,329,032
3,119,085(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	2,300,911
7,953(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 7.579% (SOFR30A + 226 bps), 9/25/31 (144A)	7,953
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.315% (SOFR30A + 300 bps), 1/25/42 (144A)	2,031,195
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,697,216
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,545,742
1,450,000(b)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,329,962
1,727,526(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 7.129% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,728,854
6,810,000(a)(d)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.265% (SOFR30A + 395 bps), 9/26/33 (144A)	6,810,000
157,680(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.217%, 7/25/43	153,785
4,758,995(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.122% (SOFR30A + 644 bps), 8/15/42	458,188
2,736,830(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	515,770
2,857,459(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	553,983
26,403	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	25,934
2,241,727(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	456,166
167,144,787(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	1,699,612
6,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M3, 7.679% (SOFR30A + 236 bps), 2/25/49 (144A)	7,059,241
Pioneer Bond Fund |  | 9/30/238

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,030,899(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 8.115% (SOFR30A + 280 bps), 10/25/50 (144A)	$ 2,050,578
7,336	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	7,295
282,926	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	270,050
13,491,020(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,366,932
11,461,776(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month Term SOFR + 324 bps), 1/20/50	110,673
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,292,323
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,102,792
133,960(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	120,398
2,920,445(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.934%, 2/26/52 (144A)	2,000,496
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.084% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,782,135
2,358,037(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.684% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,381,426
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,686,962
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	1,944,664
58,409,495(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.226%, 7/25/51 (144A)	630,554
4,524,659(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.226%, 7/25/51 (144A)	3,525,973
11,717,765(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,841,874
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,002,077
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,145,831
11,734,104	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	10,736,706
109,473,347(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.121%, 12/25/51 (144A)	639,817
9Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,670,804(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.808%, 12/25/51 (144A)	$ 4,145,862
4,088,173(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.166%, 2/25/52 (144A)	3,098,702
3,898,933(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.142%, 4/25/52 (144A)	2,937,719
4,858,308(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.80%, 11/25/51 (144A)	3,372,511
95,247,937(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.121%, 12/25/51 (144A)	520,587
8,917,262(b)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.846%, 12/25/51 (144A)	6,204,132
2,645,998(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.98%, 10/25/51 (144A)	1,982,355
3,268,808(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.98%, 10/25/51 (144A)	2,292,085
4,558,423(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.214%, 1/25/52 (144A)	3,301,531
4,831,719(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.214%, 1/25/52 (144A)	3,258,056
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,123,834
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	4,063,479
1,151,614	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,036,453
342,177(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	325,068
1,835,617(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,714,099
7,228,834	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,478,842
10,140,279(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,436,069
3,961,599(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.646%, 4/25/51 (144A)	2,698,573
4,582,591(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,307,627
4,765,024(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.321%, 3/25/52 (144A)	3,580,796
Pioneer Bond Fund |  | 9/30/2310

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
126,821(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	$ 112,925
3,172,572(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,342,998
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,926,858
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	8,862,411
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,217,213
2,360,491(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.679% (SOFR30A + 536 bps), 10/25/30 (144A)	2,403,837
8,439,989(b)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.242%, 6/25/51 (144A)	6,253,504
2,774,834(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.974%, 10/25/51 (144A)	2,041,235
6,535,346(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	4,521,292
2,678,835(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,805,102
3,351,552(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,454,343
3,375,818(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.352%, 4/25/51 (144A)	2,312,277
2,819,135(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,088,525
2,905,646(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,103,439
3,437,000(a)	Radnor Re, Ltd., Series 2019-1, Class M2, 8.634% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,470,673
3,130,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.015% (SOFR30A + 270 bps), 7/25/33 (144A)	3,145,531
2,689,141(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.703%, 12/25/51 (144A)	1,901,994
4,026,542(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.703%, 12/25/51 (144A)	2,763,324
3,962,449(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	2,829,848
3,943,995(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.634%, 11/25/51 (144A)	2,570,198
5,034,872(b)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.718%, 3/25/51 (144A)	3,681,258
11Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,291,675(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	$ 3,790,571
3,766,955(b)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.563%, 6/25/51 (144A)	2,669,508
3,310,058(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,419,057
10,446,159(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	7,838,285
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,989,213
4,629,773(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,287,005
437,300(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.699%, 12/25/42	411,530
66,742(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	64,739
2,812,054(b)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.66%, 3/25/51 (144A)	2,018,544
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,787,895
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.629% (SOFR30A + 431 bps), 2/25/47 (144A)	11,921,072
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,270,331
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,339,332
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.684% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	1,988,263
11,577,037(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,415,454
3,907,264(b)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.227%, 12/25/51 (144A)	2,880,288
4,944,029(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.239%, 1/25/52 (144A)	3,745,085
Pioneer Bond Fund |  | 9/30/2312

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	$ 1,801,500
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,525,789
	Total Collateralized Mortgage Obligations (Cost $426,760,110)	$335,450,784

	Commercial Mortgage-Backed Securities—3.9% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.163% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,093,026
2,210,921(c)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,756,345
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.391%, 9/15/48 (144A)	1,416,513
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.96%, 4/15/55	2,382,436
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.797% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,156,041
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,171,980
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	14,666,109
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.342% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	12,514,118
5,552,000(b)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	4,645,169
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,444,060
39,160,958(b)(e)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 1.072%, 7/15/47	136,022
2,000,000(b)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	1,712,709
1,375,000(b)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.664%, 5/10/51	1,147,185
636,171(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.315% (SOFR30A + 200 bps), 1/25/51 (144A)	616,352
13Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.315% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,443,539
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.216%, 7/25/27 (144A)	2,263,293
3,248,939(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.876% (SOFR30A + 256 bps), 10/25/28	3,033,370
1,747,328(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.426% (SOFR30A + 511 bps), 10/25/28	1,576,036
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.528%, 2/25/52 (144A)	4,151,800
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.726% (SOFR30A + 241 bps), 6/25/26 (144A)	3,919,180
6,620,254(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.826% (SOFR30A + 251 bps), 7/25/29 (144A)	6,073,682
2,783,212(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,526,146
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.326% (SOFR30A + 701 bps), 8/25/29	4,772,105
9,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,541,955
110,999,571(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	574,412
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	43,494
2,686,803(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,580,339
16,139,170(b)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	557,873
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.547% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,519,628
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,296,738
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,504,250
3,450,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	2,686,340
2,000,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.187%, 12/15/49 (144A)	1,162,674
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,401,855
Pioneer Bond Fund |  | 9/30/2314

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
45,714,000(b)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.204%, 6/15/51	$ 233,402
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,774,009
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.947% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,178,755
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.264%, 3/15/48	2,012,890
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	5,096,885
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,138,000
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,997,842
256,305	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	241,549
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,628,454
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.264% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,524,250
1,774,000(b)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.114%, 3/15/51	1,262,532
28,433,912(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.023%, 9/15/57	393,380
21,792,335(b)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.749%, 10/15/49	781,813
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,389,353
	Total Commercial Mortgage-Backed Securities (Cost $200,204,258)	$171,139,888

	Corporate Bonds — 29.4% of Net Assets
	Aerospace & Defense — 0.5%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,232,715
5,437,000	Boeing Co., 5.15%, 5/1/30	5,195,046
7,995,000	Boeing Co., 5.805%, 5/1/50	7,239,610
	Total Aerospace & Defense	$21,667,371

15Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Airlines — 0.5%
4,725,144	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,133,848
1,201,200	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,043,713
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,166,529
4,008,031	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,358,862
1,494,660	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,344,934
1,777,875	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,721,112
	Total Airlines	$22,768,998

	Auto Manufacturers — 0.9%
3,640,000	Ford Motor Co., 6.10%, 8/19/32	$ 3,428,562
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	4,969,523
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,179,809
6,464,000	General Motors Co., 6.60%, 4/1/36	6,281,715
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,241,760
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,300,120
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	8,566,175
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,314,144
	Total Auto Manufacturers	$39,281,808

	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,584,683
	Total Auto Parts & Equipment	$2,584,683

	Banks — 9.0%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 15,158,347
14,720,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,510,423
9,413,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	9,025,673
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,057,548
2,800,000	Banco Santander SA, 2.749%, 12/3/30	2,086,420
17,000,000(b)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	12,865,918
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	8,494,580
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	15,746,265
Pioneer Bond Fund |  | 9/30/2316

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
6,930,000(b)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	$ 6,744,142
4,385,000(b)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	4,310,431
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	15,998,104
10,825,000(b)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	9,990,009
1,105,000(b)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	1,046,755
6,285,000(b)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	6,135,927
4,435,000(b)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,554,204
7,275,000(b)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	5,998,405
11,470,000(b)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	8,543,441
5,625,000(b)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,326,935
8,605,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	8,428,425
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	5,660,357
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,031,783
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	8,790,960
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,403,073
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	5,379,044
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	8,440,133
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	8,466,071
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	5,776,314
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,553,811
775,000(b)	ING Groep NV, 6.114% (SOFR + 209 bps), 9/11/34	752,611
15,574,000(b)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	10,040,505
900,000(b)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	663,162
7,560,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,808,262
6,480,000(b)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	6,527,352
17Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	$ 7,011,480
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,668,278
4,961,000	KeyBank NA, 4.90%, 8/8/32	3,993,293
5,400,000(b)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	4,792,106
8,408,000(b)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	8,696,631
6,185,000(b)(g)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	5,544,645
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	7,554,422
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	4,678,388
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,686,045
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	8,772,052
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,710,457
16,051,000(b)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	11,671,237
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,392,002
2,195,000(b)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	1,950,733
3,095,000(b)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	1,941,876
4,550,000(b)(g)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,244,492
8,090,000(b)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	7,326,404
1,000,000(b)	Societe Generale SA, 6.691% (1 Year CMT Index + 295 bps), 1/10/34 (144A)	970,677
10,579,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,121,340
6,171,000(b)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	5,952,862
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	9,322,021
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,338,274
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,550,154
Pioneer Bond Fund |  | 9/30/2318

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	$ 17,675,722
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	3,837,756
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,049,217
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	12,522,406
	Total Banks	$397,290,360

	Biotechnology — 0.1%
5,095,000	Amgen, Inc., 5.25%, 3/2/33	$ 4,870,611
	Total Biotechnology	$4,870,611

	Building Materials — 0.3%
7,785,000(d)	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 7,697,419
4,490,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	3,307,351
	Total Building Materials	$11,004,770

	Chemicals — 0.6%
7,048,000	Albemarle Corp., 5.05%, 6/1/32	$ 6,394,126
9,792,000	Albemarle Corp., 5.65%, 6/1/52	8,180,059
11,770,000	OCI NV, 6.70%, 3/16/33 (144A)	11,230,397
	Total Chemicals	$25,804,582

	Commercial Services — 0.8%
3,646,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 3,454,730
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,762,557
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,021,142
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,157,776
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	6,548,668
6,660,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	6,094,301
5,385,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,987,417
5,470,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	5,331,774
	Total Commercial Services	$33,358,365

	Diversified Financial Services — 2.7%
13,916,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 11,061,993
19Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
7,725,000	Air Lease Corp., 2.10%, 9/1/28	$ 6,413,475
4,915,000	Air Lease Corp., 2.875%, 1/15/32	3,830,851
6,235,000	Air Lease Corp., 3.125%, 12/1/30	5,076,931
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	10,859,011
1,815,000(b)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	1,775,967
2,120,000	Ally Financial, Inc., 8.00%, 11/1/31	2,140,426
7,335,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	6,928,254
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	885,810
9,040,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	8,881,836
6,515,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	5,391,722
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	6,479,107
3,750,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,476,310
9,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	8,168,229
860,000(b)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	775,031
4,840,000(b)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	4,567,584
6,770,000(b)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	6,437,549
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	11,101,556
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,499,653
4,020,000	OneMain Finance Corp., 3.50%, 1/15/27	3,442,125
1,795,000	OneMain Finance Corp., 9.00%, 1/15/29	1,789,202
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	7,232,355
	Total Diversified Financial Services	$121,214,977

	Electric — 0.6%
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 5,138,575
2,125,000	Entergy Louisiana LLC, 4.75%, 9/15/52	1,747,061
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,171,527
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	5,876,735
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	5,735,952
Pioneer Bond Fund |  | 9/30/2320

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	$ 1,808,975
3,935,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	3,859,585
	Total Electric	$28,338,410

	Energy-Alternate Sources — 0.0%†
2,021,190	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 1,469,387
246,582	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	221,414
	Total Energy-Alternate Sources	$1,690,801

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 6,705,508
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,012,942
	Total Entertainment	$8,718,450

	Food — 0.8%
3,430,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29	$ 2,878,414
1,654,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	1,247,748
7,490,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	6,850,080
2,335,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	2,090,515
13,960,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	10,802,947
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,352,241
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,536,768
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	610,132
	Total Food	$33,368,845

	Gas — 0.4%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,525,438
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	11,290,877
1,525,272	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,577,141
3,730,000	NiSource, Inc., 5.40%, 6/30/33	3,575,022
	Total Gas	$18,968,478

21Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,239,638
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	3,627,226
	Total Hand & Machine Tools	$6,866,864

	Healthcare-Products — 0.2%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,016,822
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	7,835,528
	Total Healthcare-Products	$9,852,350

	Healthcare-Services — 0.1%
2,500,000	Elevance Health, Inc., 6.10%, 10/15/52	$ 2,515,606
	Total Healthcare-Services	$2,515,606

	Insurance — 1.9%
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 10,741,785
8,430,000	CNA Financial Corp., 5.50%, 6/15/33	7,942,901
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,582,295
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	10,274,135
2,720,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	2,315,197
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	6,673,904
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	16,594,884
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,348,332
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,138,223
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,602,764
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,050,773
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	667,780
	Total Insurance	$83,932,973

	Iron & Steel — 0.0%†
237,000	ATI, Inc., 7.25%, 8/15/30	$ 235,222
2,136,000	Commercial Metals Co., 4.375%, 3/15/32	1,791,558
	Total Iron & Steel	$2,026,780

	Lodging — 0.4%
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	$ 2,126,191
Pioneer Bond Fund |  | 9/30/2322

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	$ 12,113,456
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,620,697
	Total Lodging	$16,860,344

	Machinery-Diversified — 0.2%
6,395,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 6,075,811
3,390,000	Nordson Corp., 5.80%, 9/15/33	3,311,339
	Total Machinery-Diversified	$9,387,150

	Media — 0.4%
1,085,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 830,176
7,800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	6,547,720
2,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	2,057,215
4,380,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	3,725,360
8,827,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	6,247,566
	Total Media	$19,408,037

	Mining — 0.4%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,587,919
2,800,000	Anglo American Capital Plc, 5.50%, 5/2/33 (144A)	2,619,298
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,294,715
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,220,201
	Total Mining	$17,722,133

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,208,640
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,798,714
	Total Multi-National	$7,007,354

	Oil & Gas — 1.0%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 15,189,328
7,650,000	ConocoPhillips Co., 5.55%, 3/15/54	7,270,770
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,142,312
1,735,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	1,548,464
11,125,000	Phillips 66 Co., 3.75%, 3/1/28	10,330,037
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	7,968,339
	Total Oil & Gas	$43,449,250

23Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Oil & Gas Services — 0.0%†
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,070,503
	Total Oil & Gas Services	$2,070,503

	Pharmaceuticals — 0.3%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,133,771
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,356,631
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	2,495,690
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,458,880
	Total Pharmaceuticals	$13,444,972

	Pipelines — 2.3%
2,696,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 2,199,300
3,720,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	3,788,634
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,246,469
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,653,700
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	12,677,214
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	3,935,989
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,328,259
7,285,000(b)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	6,280,915
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	5,962,318
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,273,520
16,180,000	Kinder Morgan, Inc., 5.45%, 8/1/52	13,752,344
7,725,000	MPLX LP, 4.95%, 3/14/52	6,043,632
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,003,965
11,239,000	ONEOK, Inc., 6.05%, 9/1/33	11,041,539
2,060,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	2,039,694
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,593,092
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,434,233
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	7,826,989
	Total Pipelines	$101,081,806

	REITs — 1.4%
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	$ 6,801,852
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,347,020
406,000	Highwoods Realty LP, 3.05%, 2/15/30	312,016
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,268,832
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	5,767,730
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	3,778,900
Pioneer Bond Fund |  | 9/30/2324

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — (continued)
16,163,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 10,093,305
15,000,000	Simon Property Group LP , 5.50%, 3/8/33	14,231,379
15,090,000	Sun Communities Operating LP , 5.70%, 1/15/33	14,258,756
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,494,776
	Total REITs	$63,354,566

	Retail — 0.7%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,364,373
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,234,856
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	5,961,875
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,401,275
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	8,578,691
8,895,000	Lowe's Cos., Inc., 3.75%, 4/1/32	7,702,186
2,655,000	Tractor Supply Co., 5.25%, 5/15/33	2,506,997
	Total Retail	$30,750,253

	Semiconductors — 0.7%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 713,042
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	10,140,145
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	6,936,438
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,582,420
4,470,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	4,269,978
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	6,707,185
	Total Semiconductors	$31,349,208

	Software — 0.2%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 9,787,399
	Total Software	$9,787,399

	Telecommunications — 1.0%
1,945,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 1,382,712
7,584,000	Altice France SA, 5.50%, 1/15/28 (144A)	5,841,330
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	7,322,878
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,228,419
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,106,739
16,860,000	T-Mobile USA, Inc., 5.05%, 7/15/33	15,642,890
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,025,158
3,850,000	T-Mobile USA, Inc., 5.75%, 1/15/34	3,755,760
	Total Telecommunications	$46,305,886

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,714,892
25Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Trucking & Leasing — (continued)
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	$ 8,044,634
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,328,128
	Total Trucking & Leasing	$12,087,654

	Total Corporate Bonds (Cost $1,500,493,137)	$1,300,192,597

Shares
	Convertible Preferred Stock — 0.6% of Net Assets
	Banks — 0.6%
22,514(g)	Wells Fargo & Co., 7.50%	$ 25,103,110
	Total Banks	$25,103,110

	Total Convertible Preferred Stock (Cost $28,773,488)	$25,103,110

Principal Amount USD ($)
	Municipal Bonds — 0.0%† of Net Assets(h)
	Virginia — 0.0%†
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 2,337,709
	Total Virginia	$2,337,709

	Total Municipal Bonds (Cost $2,453,151)	$2,337,709

	Insurance-Linked Securities — 3.5% of Net Assets#
	Event Linked Bonds — 1.2%
	Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 8.344%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 983,500
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 9.087%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 249,325
Pioneer Bond Fund |  | 9/30/2326

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — 0.0%†
750,000(a)	Ursa Re, 10.946%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 756,525
500,000(a)	Veraison Re, 11.946%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	527,400
		$1,283,925

	Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 17.276%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,913,000
1,250,000(a)	FloodSmart Re, 19.026%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	1,247,625
		$3,160,625

	Health – U.S. — 0.1%
2,250,000(a)	Vitality Re XIII, 7.446%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,206,125
3,250,000(a)	Vitality Re XIV, 8.946%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,322,150
750,000(a)	Vitality Re XIV, 9.946%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	749,550
		$6,277,825

	Multiperil – U.S. — 0.4%
100,000(a)	Caelus Re V, 5.546%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 80,000
250,000(a)	Easton Re Pte, 9.976%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	250,375
500,000(a)	Four Lakes Re, 9.716%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	483,650
3,000,000(a)	Four Lakes Re, 11.946%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	2,997,600
500,000(a)	Herbie Re, 15.166%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	489,750
2,000,000(a)	Matterhorn Re, 10.595%, (SOFR + 525 bps), 3/24/25 (144A)	1,948,800
1,000,000(a)	Matterhorn Re, 13.095%, (SOFR + 775 bps), 3/24/25 (144A)	986,000
3,400,000(a)	Mystic Re IV, 14.696%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	3,475,140
1,750,000(a)	Residential Re, 12.446%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/26 (144A)	1,754,025
750,000(a)	Sakura Re, 18.946%, (3 Month U.S. Treasury Bill + 1,350 bps), 1/5/26 (144A)	795,300
27Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,750,000(a)	Sanders Re II, 8.496%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	$ 2,604,800
1,000,000(a)	Sanders Re III, 11.696%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	1,006,100
		$16,871,540

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 11.094%, (SOFR + 575 bps), 12/8/25 (144A)	$ 226,575
1,000,000(a)	Mona Lisa Re, 17.946%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,070,000
750,000(a)	Northshore Re II, 13.446%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	753,375
		$2,049,950

	Multiperil – U.S. Regional — 0.2%
850,000(a)	Aquila Re I, 12.946%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 864,110
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	996,500
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,016,800
3,500,000(a)	Long Point Re IV, 9.696%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,479,000
1,250,000(a)	Matterhorn Re, 10.446%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,025,000
		$7,381,410

	Multiperil – Worldwide — 0.0%†
2,000,000(a)	Atlas Capital, 12.56%, (SOFR + 725 bps), 6/5/26 (144A)	$ 2,018,800
	Pandemic – U.S — 0.0%†
1,750,000(a)	Vitality Re XI, 7.246%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 1,736,525
	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 12.516%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	$ 675,000
	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 13.946%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,016,300
250,000(a)	Bonanza Re, 11.196%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	175,000
Pioneer Bond Fund |  | 9/30/2328

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
300,000(a)	Bonanza Re, 13.696%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	$ 301,650
1,100,000(a)	Cape Lookout Re, 11.946%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,118,810
700,000(a)	Gateway Re, 18.446%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	736,610
250,000(a)	Gateway Re II, 14.946%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	253,125
3,000,000(a)	Queen Street 2023 Re, 12.946%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,084,300
		$6,685,795

	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.946%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 1,004,300
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.446%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,571,100
1,000,000(a)	Lightning Re, 16.446%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,045,100
		$2,616,200

	Total Event Linked Bonds	$52,994,720

Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Multiperil – Massachusetts — 0.0%†
1,750,000(i)(j)+	Denning Re 2022, 6/30/28	$ 1,462,835
500,000(i)(j)+	Portsalon Re 2022, 5/31/28	458,460
		$1,921,295

	Multiperil – U.S. — 0.4%
8,000,000(i)(j)+	Ballybunion Re 2020, 2/29/24	$ 903,793
2,250,000(i)(j)+	Ballybunion Re 2021-3, 7/31/25	50,308
1,750,000(i)(j)+	Ballybunion Re 2022, 12/31/27	33,163
3,000,000(i)(j)+	Ballybunion Re 2022-2, 5/31/28	3,046,530
4,000,000(i)(j)+	Ballybunion Re 2022-3, 6/30/28	4,138,433
3,500,000(i)(j)+	Ballybunion Re 2023, 12/31/28	3,794,534
5,750,000(i)(j)+	Gamboge Re, 3/31/29	5,447,060
		$17,413,821

29Pioneer Bond Fund |  | 9/30/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — 0.1%
1,000,000(i)(j)+	Clarendon Re 2023, 12/31/28	$ 1,016,025
167,000(j)+	Limestone Re 2019-2B, 10/1/23 (144A)	1,415
1,420,000(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
480,000(j)+	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(i)(j)+	Merion Re 2023-1, 12/31/28	521,983
250,000(i)(j)+	Old Head Re 2022, 12/31/27	125,000
250,000(i)(j)+	Old Head Re 2023, 12/31/28	238,674
1,000,000(i)(j)+	Pine Valley Re 2023, 12/31/28	—
250,000(i)(j)+	Porthcawl Re 2023, 12/31/28	246,018
350,000(i)(j)+	Walton Health Re 2019, 6/30/24	182,554
2,500,000(i)(j)+	Walton Health Re 2022, 12/15/27	480,028
		$2,811,697

	Windstorm – Florida — 0.0%†
1,500,000(i)(j)+	Formby Re 2018, 2/29/24	$ —
	Windstorm – North Carolina — 0.1%
250,000(j)+	Isosceles Re 2023, 4/30/29	$ 246,750
1,750,000(j)+	Isosceles Re 2023, 4/30/29	1,736,175
450,000(j)+	Isosceles Re 2023, 4/30/29	445,635
		$2,428,560

	Windstorm – U.S. Multistate — 0.0%†
1,250,000(j)+	White Heron Re 2023, 5/31/29	$ 1,253,340
	Windstorm – U.S. Regional — 0.0%†
7,255,240(j)+	Oakmont Re 2020, 4/30/24	$ —
4,500,000(i)(j)+	Oakmont Re 2022, 4/1/28	1,415,275
		$1,415,275

	Total Collateralized Reinsurance	$27,243,988

	Reinsurance Sidecars — 1.7%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(j)+	Carnoustie Re 2020, 12/31/23	$ 230,656
2,000,000(i)(k)+	Harambee Re 2018, 12/31/24	—
5,000,000(k)+	Harambee Re 2019, 12/31/24	6,000
4,000,000(k)+	Harambee Re 2020, 12/31/23	59,600
		$296,256

	Multiperil – Worldwide — 1.7%
225,450(k)+	Alturas Re 2020-3, 9/30/24	$ —
3,959,302(i)(k)+	Alturas Re 2021-2, 12/31/24	—
213,682(i)(k)+	Alturas Re 2021-3, 7/31/25	18,654
3,497,182(i)(k)+	Alturas Re 2022-2, 12/31/27	796,658
Pioneer Bond Fund |  | 9/30/2330

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
5,000,000(i)(j)+	Bantry Re 2021, 12/31/24	$ 10,000
4,171,573(i)(j)+	Bantry Re 2022, 12/31/27	487,494
6,000,000(i)(j)+	Bantry Re 2023, 12/31/28	6,962,107
7,281,734(i)(j)+	Berwick Re 2019-1, 12/31/24	1,161,437
3,000,000(i)(j)+	Berwick Re 2020-1, 12/31/23	300
4,500,000(i)(j)+	Berwick Re 2022, 12/31/27	86,757
4,500,000(i)(j)+	Berwick Re 2023, 12/31/28	4,906,018
5,000,000(j)+	Eccleston Re 2023, 11/30/28	5,851,833
640,000(i)(j)+	Eden Re II, 3/22/24 (144A)	243,200
210,000(i)(j)+	Eden Re II, 3/22/24 (144A)	96,810
624,097(i)(j)+	Eden Re II, 3/21/25 (144A)	93,927
1,040,000(i)(j)+	Eden Re II, 3/20/26 (144A)	672,121
3,600,000(i)(j)+	Eden Re II, 3/19/27 (144A)	4,015,800
1,250,000(i)(j)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(i)(j)+	Gleneagles Re 2022, 12/31/27	617,905
2,118,314(j)+	Gullane Re 2018, 12/31/24	100,036
6,381,951(i)(j)+	Gullane Re 2023, 12/31/28	7,536,613
500,000(i)(k)+	Lion Rock Re 2020, 1/31/24	—
500,000(i)(k)+	Lion Rock Re 2021, 12/31/24	94,700
2,993,180(i)(k)+	Lorenz Re 2019, 6/30/24	29,333
7,000,000(j)+	Merion Re 2018-2, 12/31/24	349,888
9,000,000(i)(j)+	Merion Re 2021-2, 12/31/24	1,768,500
6,551,154(i)(j)+	Merion Re 2022-2, 12/31/27	6,211,224
4,750,000(i)(j)+	Pangaea Re 2023-1, 12/31/28	5,559,236
2,970,693(j)+	Pangaea Re 2023-3, 5/31/29	3,208,400
1,250,000(i)(j)+	Phoenix 3 Re 2023-3, 1/4/27	1,357,250
2,000,000(i)(j)+	RosaPenna Re 2022, 6/30/28	1,923,211
600,000(j)+	Sector Re V, 3/1/24 (144A)	307,560
1,914(j)+	Sector Re V, 3/1/24 (144A)	45,872
99,999(j)+	Sector Re V, 12/1/24 (144A)	174,598
200,000(j)+	Sector Re V, 12/1/24 (144A)	349,200
10,000(a)(i)(j)+	Sector Re V, 12/1/26 (144A)	46,692
84,000(a)(i)(j)+	Sector Re V, 12/1/26 (144A)	392,213
4,605,987(i)(j)+	Sector Re V, 12/1/27 (144A)	5,568,638
3,609,700(j)+	Sussex Re 2020-1, 12/31/24	—
1,250,000(j)+	Sussex Re 2021-1, 12/31/24	1,750
3,000,000(k)+	Thopas Re 2019, 12/31/24	23,400
6,000,000(k)+	Thopas Re 2020, 12/31/23	—
7,000,000(k)+	Thopas Re 2021, 12/31/24	112,700
4,000,000(k)+	Thopas Re 2022, 12/31/27	—
4,256,392(i)(k)+	Thopas Re 2023, 12/31/28	5,055,317
31Pioneer Bond Fund |  | 9/30/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
4,228,426(k)+	Torricelli Re 2021, 7/31/25	$ 182,668
4,500,000(i)(k)+	Torricelli Re 2022, 6/30/28	67,064
4,500,000(k)+	Torricelli Re 2023, 6/30/29	4,921,934
1,000,000(i)(k)+	Viribus Re 2018, 12/31/24	—
3,650,000(k)+	Viribus Re 2019, 12/31/24	25,915
4,139,570(i)(k)+	Viribus Re 2020, 12/31/23	137,434
3,000,000(k)+	Viribus Re 2022, 12/31/27	110,100
2,000,000(i)(k)+	Viribus Re 2023, 12/31/28	2,551,400
1,623,326(i)(j)+	Woburn Re 2018, 12/31/24	32,196
4,979,452(i)(j)+	Woburn Re 2019, 12/31/24	861,848
		$75,128,036

	Total Reinsurance Sidecars	$75,424,292

	Total Insurance-Linked Securities (Cost $146,429,377)	$155,663,000

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 54.8% of Net Assets
13,024,588	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 10,051,629
2,799,146	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	2,160,197
2,129,265	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	1,643,232
13,982,317	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	10,790,702
7,183,750	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	5,543,980
10,024,652	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	7,736,323
1,436,779	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	1,108,799
300,030	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	239,052
3,747,414	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,859,094
32,359,933	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	25,824,891
6,528,674	Federal Home Loan Mortgage Corp., 2.500%, 12/1/51	5,186,256
4,173,457	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,317,759
18,670,287	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	14,829,071
526,806	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	491,826
482,992	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	413,493
2,465,507	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,110,681
2,241,669	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	1,898,000
Pioneer Bond Fund |  | 9/30/2332

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
575,903	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	$ 487,489
43,806	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	36,778
1,027,754	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	850,423
43,350,808	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	35,884,195
1,762,013	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,457,923
1,133,331	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	937,589
152,594	Federal Home Loan Mortgage Corp., 3.500%, 9/1/44	134,780
2,191,895	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	1,931,019
93,277	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	82,305
1,909,739	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	1,680,855
2,218,142	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,964,625
2,890,808	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,546,730
2,551,214	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	2,246,483
4,010,902	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	3,538,842
472,220	Federal Home Loan Mortgage Corp., 3.500%, 1/1/47	416,274
230,791	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	203,070
50,899	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	43,884
3,539,452	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,070,826
260,873	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	224,539
3,008,546	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,615,268
3,432,308	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	3,153,366
26,462	Federal Home Loan Mortgage Corp., 4.000%, 7/1/42	24,262
1,105,729	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,013,807
16,019	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	14,667
430,699	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	389,647
367,818	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	330,795
201,773	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	180,247
182,099	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	162,315
193,516	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	172,417
632,011	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	597,050
392,448	Federal Home Loan Mortgage Corp., 4.500%, 3/1/42	371,256
42,351	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	39,799
33Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,007,242	Federal Home Loan Mortgage Corp., 4.500%, 3/1/53	$ 1,847,424
630,499	Federal Home Loan Mortgage Corp., 4.500%, 5/1/53	580,163
2,926	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	2,871
91,594	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	89,756
88,342	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	86,570
728	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	709
1,865	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	1,814
674,115	Federal Home Loan Mortgage Corp., 5.000%, 9/1/49	646,041
1,788,808	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	1,717,718
343,864	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	326,025
2,791,558	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	2,665,944
718,232	Federal Home Loan Mortgage Corp., 5.000%, 8/1/50	685,604
1,742,701	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,659,789
2,008,193	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,930,975
2,377,638	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	2,286,215
458,846	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	433,209
6,307,738	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	5,954,329
11,143,545	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	10,517,483
1,796,699	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	1,696,440
482,107	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	455,059
234,565	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	221,503
330,435	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	312,262
199,561	Federal Home Loan Mortgage Corp., 5.000%, 6/1/53	188,905
53,665	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	53,464
2,524	Federal Home Loan Mortgage Corp., 5.500%, 1/1/34	2,501
28,275	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	28,191
2,804	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	2,717
44,867	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	44,089
8,507	Federal Home Loan Mortgage Corp., 5.500%, 11/1/35	8,365
279,388	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	279,461
3,191,768	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	3,133,098
Pioneer Bond Fund |  | 9/30/2334

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
482,744	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	$ 467,985
1,448,931	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,400,935
574,515	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	556,115
189,943	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	183,630
495,517	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	479,133
313,787	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	303,680
444,416	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	430,360
274,165	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	265,770
1,136,636	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,099,812
248,347	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	240,094
1,337,164	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,298,318
408,245	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	394,812
347,991	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	336,502
30,751	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	30,479
10,759	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	10,639
11,887	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	11,985
1,260	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,249
36,014	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	36,430
6,804	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	6,727
31,472	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	31,939
16,287	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	16,140
4,080	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	4,083
29,891	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	29,556
6,530	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,456
26,125	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	25,995
8,741	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	8,877
116,728	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	118,599
16,488	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	16,301
11,742	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	11,614
36,426	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	36,029
38,868	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	38,530
24,315	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	24,052
3,113	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	3,169
8,254	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,224
19,847	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	20,192
21,380	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	21,198
35Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
944,972	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	$ 941,646
486,068	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	486,841
376,582	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	374,197
307,143	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	308,053
216,521	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	214,094
352,350	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	348,179
299,122	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	296,343
1,394,146	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,382,937
1,297,392	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,290,422
598,576	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	590,985
4,501,039	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	4,443,504
693,872	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	686,952
199,497	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	198,278
20,961,692	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	20,693,742
149,762	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	149,180
749,963	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	744,174
1,940,250	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,925,273
129	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	130
121	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	122
1,905	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,947
3,399	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,423
194	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	196
2,557	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,573
3,353	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	3,411
31	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	31
11,448	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	11,638
1,223,642	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,233,442
8,380,220	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	8,627,130
324,917	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	329,716
259,788	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	262,265
792,967	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	800,698
2,860,111	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,886,586
646,722	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	651,131
619,506	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	623,781
999,128	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	1,008,869
655,556	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	670,871
Pioneer Bond Fund |  | 9/30/2336

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,400,000	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	$ 15,474,391
869	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	888
129,756	Federal National Mortgage Association, 1.500%, 3/1/41	100,162
35,242,405	Federal National Mortgage Association, 1.500%, 11/1/41	27,203,274
1,176,096	Federal National Mortgage Association, 1.500%, 1/1/42	907,802
11,949,613	Federal National Mortgage Association, 1.500%, 1/1/42	9,223,609
14,879,910	Federal National Mortgage Association, 1.500%, 2/1/42	11,485,350
3,976,286	Federal National Mortgage Association, 1.500%, 3/1/42	3,069,150
17,000,000	Federal National Mortgage Association, 2.000%, 10/15/38 (TBA)	14,575,840
19,969,144	Federal National Mortgage Association, 2.000%, 12/1/41	15,878,692
1,038,590	Federal National Mortgage Association, 2.000%, 2/1/42	822,980
368,461	Federal National Mortgage Association, 2.000%, 2/1/42	291,697
931,112	Federal National Mortgage Association, 2.000%, 11/1/50	721,954
618,028	Federal National Mortgage Association, 2.000%, 1/1/51	484,314
10,406,564	Federal National Mortgage Association, 2.000%, 11/1/51	8,061,064
11,001,035	Federal National Mortgage Association, 2.000%, 3/1/52	8,390,631
40,000,000	Federal National Mortgage Association, 2.000%, 10/15/53 (TBA)	30,421,875
366,859	Federal National Mortgage Association, 2.500%, 7/1/30	334,422
318,579	Federal National Mortgage Association, 2.500%, 7/1/30	290,415
565,500	Federal National Mortgage Association, 2.500%, 7/1/30	515,498
13,000,000	Federal National Mortgage Association, 2.500%, 10/1/38 (TBA)	11,454,219
37Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
101,725	Federal National Mortgage Association, 2.500%, 12/1/42	$ 82,840
92,646	Federal National Mortgage Association, 2.500%, 12/1/42	75,450
93,833	Federal National Mortgage Association, 2.500%, 1/1/43	76,415
1,042,464	Federal National Mortgage Association, 2.500%, 2/1/43	848,968
38,379	Federal National Mortgage Association, 2.500%, 2/1/43	30,972
37,327	Federal National Mortgage Association, 2.500%, 2/1/43	29,679
118,582	Federal National Mortgage Association, 2.500%, 3/1/43	96,587
70,002	Federal National Mortgage Association, 2.500%, 4/1/43	55,780
102,634	Federal National Mortgage Association, 2.500%, 8/1/43	83,591
45,415	Federal National Mortgage Association, 2.500%, 12/1/43	36,995
98,476	Federal National Mortgage Association, 2.500%, 3/1/44	79,904
615,524	Federal National Mortgage Association, 2.500%, 4/1/45	498,302
578,116	Federal National Mortgage Association, 2.500%, 4/1/45	467,946
211,378	Federal National Mortgage Association, 2.500%, 4/1/45	171,107
103,808	Federal National Mortgage Association, 2.500%, 4/1/45	84,036
180,840	Federal National Mortgage Association, 2.500%, 4/1/45	146,390
237,127	Federal National Mortgage Association, 2.500%, 4/1/45	192,165
62,940	Federal National Mortgage Association, 2.500%, 4/1/45	50,953
98,622	Federal National Mortgage Association, 2.500%, 4/1/45	79,835
20,478	Federal National Mortgage Association, 2.500%, 5/1/45	16,576
44,368	Federal National Mortgage Association, 2.500%, 7/1/45	35,916
Pioneer Bond Fund |  | 9/30/2338

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
50,142	Federal National Mortgage Association, 2.500%, 8/1/45	$ 40,585
38,935	Federal National Mortgage Association, 2.500%, 1/1/46	31,459
542,301	Federal National Mortgage Association, 2.500%, 9/1/50	438,774
2,893,406	Federal National Mortgage Association, 2.500%, 9/1/50	2,335,253
590,524	Federal National Mortgage Association, 2.500%, 9/1/50	481,734
279,235	Federal National Mortgage Association, 2.500%, 10/1/50	227,839
35,982,255	Federal National Mortgage Association, 2.500%, 5/1/51	29,040,143
9,336,571	Federal National Mortgage Association, 2.500%, 11/1/51	7,525,830
10,306,815	Federal National Mortgage Association, 2.500%, 12/1/51	8,266,914
21,911,606	Federal National Mortgage Association, 2.500%, 1/1/52	17,571,976
1,782,166	Federal National Mortgage Association, 2.500%, 2/1/52	1,435,625
26,008,679	Federal National Mortgage Association, 2.500%, 4/1/52	20,647,133
4,014,026	Federal National Mortgage Association, 2.500%, 4/1/52	3,224,529
3,773,495	Federal National Mortgage Association, 2.500%, 4/1/52	2,999,124
24,917,982	Federal National Mortgage Association, 2.500%, 4/1/52	19,810,848
2,482,595	Federal National Mortgage Association, 2.500%, 4/1/52	1,971,775
1,313,635	Federal National Mortgage Association, 2.500%, 7/1/52	1,043,320
45,000,000	Federal National Mortgage Association, 2.500%, 10/1/53 (TBA)	35,713,400
953,028	Federal National Mortgage Association, 3.000%, 10/1/30	888,265
355,201	Federal National Mortgage Association, 3.000%, 4/1/31	330,187
160,389	Federal National Mortgage Association, 3.000%, 6/1/40	138,423
39Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,624,350	Federal National Mortgage Association, 3.000%, 9/1/42	$ 1,388,584
299,205	Federal National Mortgage Association, 3.000%, 3/1/45	255,196
1,811,081	Federal National Mortgage Association, 3.000%, 4/1/47	1,530,673
1,235,299	Federal National Mortgage Association, 3.000%, 12/1/47	1,044,054
14,775,190	Federal National Mortgage Association, 3.000%, 1/1/52	12,383,411
20,060,775	Federal National Mortgage Association, 3.000%, 3/1/52	16,943,510
7,641,507	Federal National Mortgage Association, 3.000%, 3/1/52	6,326,274
2,847,956	Federal National Mortgage Association, 3.000%, 6/1/52	2,356,796
62,980,000	Federal National Mortgage Association, 3.000%, 10/1/53 (TBA)	52,069,207
5,340,706	Federal National Mortgage Association, 3.000%, 2/1/57	4,376,464
728,393	Federal National Mortgage Association, 3.500%, 6/1/28	701,813
224,484	Federal National Mortgage Association, 3.500%, 10/1/41	199,245
1,385,865	Federal National Mortgage Association, 3.500%, 11/1/41	1,247,849
161,689	Federal National Mortgage Association, 3.500%, 6/1/42	143,466
101,049	Federal National Mortgage Association, 3.500%, 10/1/42	92,054
150,880	Federal National Mortgage Association, 3.500%, 12/1/42	133,926
167,096	Federal National Mortgage Association, 3.500%, 12/1/42	148,264
1,219,617	Federal National Mortgage Association, 3.500%, 9/1/45	1,071,217
1,116,723	Federal National Mortgage Association, 3.500%, 5/1/46	982,789
2,493,622	Federal National Mortgage Association, 3.500%, 1/1/47	2,197,069
33,164	Federal National Mortgage Association, 3.500%, 2/1/47	29,210
Pioneer Bond Fund |  | 9/30/2340

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
46,307	Federal National Mortgage Association, 3.500%, 7/1/47	$ 41,088
39,940	Federal National Mortgage Association, 3.500%, 10/1/47	35,176
228,501	Federal National Mortgage Association, 3.500%, 12/1/47	203,128
28,459	Federal National Mortgage Association, 3.500%, 2/1/49	24,739
681,528	Federal National Mortgage Association, 3.500%, 5/1/49	602,335
1,042,150	Federal National Mortgage Association, 3.500%, 5/1/49	924,526
20,981	Federal National Mortgage Association, 3.500%, 7/1/49	18,377
433,993	Federal National Mortgage Association, 3.500%, 3/1/52	378,109
1,204,418	Federal National Mortgage Association, 3.500%, 3/1/52	1,037,787
797,279	Federal National Mortgage Association, 3.500%, 4/1/52	686,343
3,246,919	Federal National Mortgage Association, 3.500%, 4/1/52	2,794,574
1,917,496	Federal National Mortgage Association, 3.500%, 4/1/52	1,666,382
5,909,134	Federal National Mortgage Association, 3.500%, 5/1/52	5,126,755
462,584	Federal National Mortgage Association, 3.500%, 6/1/52	401,273
590,597	Federal National Mortgage Association, 3.500%, 6/1/52	508,620
5,897,367	Federal National Mortgage Association, 3.500%, 6/1/52	5,078,241
324,428	Federal National Mortgage Association, 3.500%, 8/1/58	275,920
1,433	Federal National Mortgage Association, 4.000%, 10/1/25	1,383
66,904	Federal National Mortgage Association, 4.000%, 11/1/34	61,975
614,982	Federal National Mortgage Association, 4.000%, 4/1/39	563,221
2,438,230	Federal National Mortgage Association, 4.000%, 10/1/40	2,232,520
41Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
413,447	Federal National Mortgage Association, 4.000%, 12/1/40	$ 378,565
303,090	Federal National Mortgage Association, 4.000%, 4/1/41	277,523
298,168	Federal National Mortgage Association, 4.000%, 10/1/41	273,003
675,446	Federal National Mortgage Association, 4.000%, 1/1/42	618,418
697,453	Federal National Mortgage Association, 4.000%, 4/1/42	638,583
81,460	Federal National Mortgage Association, 4.000%, 7/1/42	74,582
372,000	Federal National Mortgage Association, 4.000%, 10/1/42	340,605
37,459	Federal National Mortgage Association, 4.000%, 6/1/45	34,516
193,107	Federal National Mortgage Association, 4.000%, 7/1/45	176,319
342,874	Federal National Mortgage Association, 4.000%, 7/1/50	307,048
67,034	Federal National Mortgage Association, 4.000%, 10/1/50	60,075
206,349	Federal National Mortgage Association, 4.000%, 11/1/50	185,343
1,623,980	Federal National Mortgage Association, 4.000%, 11/1/50	1,456,418
836,064	Federal National Mortgage Association, 4.000%, 12/1/50	748,209
78,256	Federal National Mortgage Association, 4.000%, 1/1/51	70,205
19,767	Federal National Mortgage Association, 4.000%, 1/1/51	17,750
360,580	Federal National Mortgage Association, 4.000%, 1/1/51	322,172
188,895	Federal National Mortgage Association, 4.000%, 2/1/51	169,563
516,113	Federal National Mortgage Association, 4.000%, 2/1/51	461,683
613,645	Federal National Mortgage Association, 4.000%, 4/1/51	549,214
62,985	Federal National Mortgage Association, 4.000%, 5/1/51	56,334
Pioneer Bond Fund |  | 9/30/2342

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,228,936	Federal National Mortgage Association, 4.000%, 6/1/51	$ 1,098,282
310,263	Federal National Mortgage Association, 4.000%, 7/1/51	279,543
3,522,757	Federal National Mortgage Association, 4.000%, 7/1/51	3,144,882
209,483	Federal National Mortgage Association, 4.000%, 8/1/51	187,001
136,430	Federal National Mortgage Association, 4.000%, 9/1/51	121,877
251,978	Federal National Mortgage Association, 4.000%, 6/1/52	224,503
731,647	Federal National Mortgage Association, 4.000%, 7/1/56	653,929
1,081,160	Federal National Mortgage Association, 4.000%, 1/1/57	964,960
40,995	Federal National Mortgage Association, 4.500%, 10/1/35	38,633
27,000,000	Federal National Mortgage Association, 4.500%, 10/15/38 (TBA)	25,876,887
104,359	Federal National Mortgage Association, 4.500%, 8/1/40	98,587
403,109	Federal National Mortgage Association, 4.500%, 11/1/40	380,275
99,557	Federal National Mortgage Association, 4.500%, 2/1/41	93,918
392,514	Federal National Mortgage Association, 4.500%, 4/1/41	370,794
18,538	Federal National Mortgage Association, 4.500%, 5/1/41	17,513
723,377	Federal National Mortgage Association, 4.500%, 5/1/41	682,388
1,004,165	Federal National Mortgage Association, 4.500%, 5/1/41	948,572
321,915	Federal National Mortgage Association, 4.500%, 7/1/41	304,115
1,218,436	Federal National Mortgage Association, 4.500%, 1/1/42	1,151,070
1,064,228	Federal National Mortgage Association, 4.500%, 1/1/42	1,005,354
128,843	Federal National Mortgage Association, 4.500%, 3/1/43	121,711
43Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,462,422	Federal National Mortgage Association, 4.500%, 9/1/43	$ 4,215,618
2,990,778	Federal National Mortgage Association, 4.500%, 1/1/44	2,825,344
1,591,585	Federal National Mortgage Association, 4.500%, 3/1/44	1,505,709
13,171,848	Federal National Mortgage Association, 4.500%, 7/1/44	12,374,631
149,863	Federal National Mortgage Association, 4.500%, 1/1/47	140,039
59,721	Federal National Mortgage Association, 4.500%, 2/1/47	55,811
1,935,299	Federal National Mortgage Association, 4.500%, 8/1/47	1,816,063
25,615	Federal National Mortgage Association, 5.000%, 7/1/34	24,104
81,754	Federal National Mortgage Association, 5.000%, 10/1/34	79,125
40,000,000	Federal National Mortgage Association, 5.000%, 10/1/38 (TBA)	38,950,000
192,730	Federal National Mortgage Association, 5.000%, 2/1/39	186,776
167,291	Federal National Mortgage Association, 5.000%, 6/1/40	163,542
111,804	Federal National Mortgage Association, 5.000%, 6/1/40	109,266
105,551	Federal National Mortgage Association, 5.000%, 7/1/40	102,998
163,177	Federal National Mortgage Association, 5.000%, 7/1/40	159,588
244,022	Federal National Mortgage Association, 5.000%, 7/1/40	235,417
184,416	Federal National Mortgage Association, 5.000%, 8/1/40	180,360
660,462	Federal National Mortgage Association, 5.000%, 2/1/41	640,485
2,626,262	Federal National Mortgage Association, 5.000%, 12/1/44	2,569,071
143,086	Federal National Mortgage Association, 5.000%, 6/1/49	135,929
508,636	Federal National Mortgage Association, 5.000%, 9/1/49	488,578
Pioneer Bond Fund |  | 9/30/2344

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,485,810	Federal National Mortgage Association, 5.000%, 9/1/49	$ 2,406,238
3,803,559	Federal National Mortgage Association, 5.000%, 10/1/50	3,639,589
1,865,839	Federal National Mortgage Association, 5.000%, 6/1/52	1,781,397
879,857	Federal National Mortgage Association, 5.000%, 6/1/52	831,933
5,919,940	Federal National Mortgage Association, 5.000%, 8/1/52	5,587,251
8,617,464	Federal National Mortgage Association, 5.000%, 8/1/52	8,138,296
3,959,046	Federal National Mortgage Association, 5.000%, 11/1/52	3,738,720
429,635	Federal National Mortgage Association, 5.000%, 2/1/53	405,764
709,998	Federal National Mortgage Association, 5.000%, 2/1/53	670,457
915,369	Federal National Mortgage Association, 5.000%, 2/1/53	864,439
1,848,102	Federal National Mortgage Association, 5.000%, 3/1/53	1,743,595
434,123	Federal National Mortgage Association, 5.000%, 3/1/53	409,979
1,499,524	Federal National Mortgage Association, 5.000%, 4/1/53	1,416,025
352,464	Federal National Mortgage Association, 5.000%, 4/1/53	333,496
420,356	Federal National Mortgage Association, 5.000%, 4/1/53	397,000
626,953	Federal National Mortgage Association, 5.000%, 4/1/53	591,764
983,328	Federal National Mortgage Association, 5.000%, 8/1/53	934,898
4,257	Federal National Mortgage Association, 5.500%, 6/1/33	4,170
22,893	Federal National Mortgage Association, 5.500%, 7/1/33	22,776
148,944	Federal National Mortgage Association, 5.500%, 7/1/34	148,182
5,835	Federal National Mortgage Association, 5.500%, 10/1/35	5,787
45Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,721	Federal National Mortgage Association, 5.500%, 3/1/36	$ 36,563
32,472	Federal National Mortgage Association, 5.500%, 5/1/36	31,542
50,337	Federal National Mortgage Association, 5.500%, 6/1/36	50,250
45,000,000	Federal National Mortgage Association, 5.500%, 10/15/38 (TBA)	44,516,601
815,639	Federal National Mortgage Association, 5.500%, 5/1/49	799,857
2,618,400	Federal National Mortgage Association, 5.500%, 4/1/50	2,570,271
6,088,621	Federal National Mortgage Association, 5.500%, 4/1/50	5,976,704
1,260,357	Federal National Mortgage Association, 5.500%, 11/1/52	1,219,525
3,347,624	Federal National Mortgage Association, 5.500%, 1/1/53	3,250,413
3,622,710	Federal National Mortgage Association, 5.500%, 1/1/53	3,525,209
1,668,943	Federal National Mortgage Association, 5.500%, 1/1/53	1,621,911
2,357,963	Federal National Mortgage Association, 5.500%, 2/1/53	2,281,176
594,491	Federal National Mortgage Association, 5.500%, 2/1/53	577,657
901,193	Federal National Mortgage Association, 5.500%, 2/1/53	875,298
1,716,052	Federal National Mortgage Association, 5.500%, 3/1/53	1,659,148
2,376,628	Federal National Mortgage Association, 5.500%, 4/1/53	2,300,391
1,765,652	Federal National Mortgage Association, 5.500%, 4/1/53	1,708,449
387,918	Federal National Mortgage Association, 5.500%, 4/1/53	377,101
570,358	Federal National Mortgage Association, 5.500%, 4/1/53	553,079
1,107,829	Federal National Mortgage Association, 5.500%, 4/1/53	1,071,340
1,525,122	Federal National Mortgage Association, 5.500%, 4/1/53	1,477,222
Pioneer Bond Fund |  | 9/30/2346

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
525,423	Federal National Mortgage Association, 5.500%, 4/1/53	$ 509,489
702,219	Federal National Mortgage Association, 5.500%, 4/1/53	678,999
1,619,120	Federal National Mortgage Association, 5.500%, 6/1/53	1,565,329
363,768	Federal National Mortgage Association, 5.500%, 6/1/53	351,743
199,149	Federal National Mortgage Association, 5.500%, 7/1/53	193,214
1,435,316	Federal National Mortgage Association, 5.500%, 7/1/53	1,394,674
902,823	Federal National Mortgage Association, 5.500%, 7/1/53	873,741
18,986,917	Federal National Mortgage Association, 5.500%, 8/1/53	18,355,899
300,000	Federal National Mortgage Association, 5.500%, 8/1/53	292,711
21,311,000	Federal National Mortgage Association, 5.500%, 9/1/53	20,602,743
4,283,803	Federal National Mortgage Association, 5.500%, 9/1/53	4,141,434
4,551,391	Federal National Mortgage Association, 5.500%, 9/1/53	4,400,129
10,100,000	Federal National Mortgage Association, 5.500%, 10/1/53	9,764,333
664,655	Federal National Mortgage Association, 5.500%, 10/1/53	644,334
13,568	Federal National Mortgage Association, 5.720%, 11/1/28	13,443
12,343	Federal National Mortgage Association, 5.720%, 6/1/29	12,282
21,596	Federal National Mortgage Association, 5.900%, 4/1/28	21,484
195	Federal National Mortgage Association, 6.000%, 9/1/29	196
675	Federal National Mortgage Association, 6.000%, 1/1/32	667
3,765	Federal National Mortgage Association, 6.000%, 2/1/32	3,783
1,580	Federal National Mortgage Association, 6.000%, 3/1/32	1,591
47Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
922	Federal National Mortgage Association, 6.000%, 8/1/32	$ 929
134	Federal National Mortgage Association, 6.000%, 9/1/32	135
12,321	Federal National Mortgage Association, 6.000%, 10/1/32	12,405
3,664	Federal National Mortgage Association, 6.000%, 2/1/33	3,618
19,884	Federal National Mortgage Association, 6.000%, 3/1/33	20,095
18,200	Federal National Mortgage Association, 6.000%, 4/1/33	17,969
39,951	Federal National Mortgage Association, 6.000%, 7/1/33	39,473
11,646	Federal National Mortgage Association, 6.000%, 11/1/33	11,784
34,315	Federal National Mortgage Association, 6.000%, 8/1/34	34,789
11,065	Federal National Mortgage Association, 6.000%, 9/1/34	11,030
9,397	Federal National Mortgage Association, 6.000%, 9/1/34	9,525
35,397	Federal National Mortgage Association, 6.000%, 9/1/34	34,977
1,004	Federal National Mortgage Association, 6.000%, 9/1/34	997
3,279	Federal National Mortgage Association, 6.000%, 10/1/34	3,333
3,453	Federal National Mortgage Association, 6.000%, 11/1/34	3,509
31,146	Federal National Mortgage Association, 6.000%, 11/1/34	30,750
1,131	Federal National Mortgage Association, 6.000%, 2/1/35	1,150
2,332	Federal National Mortgage Association, 6.000%, 2/1/35	2,371
50,157	Federal National Mortgage Association, 6.000%, 4/1/35	50,939
7,773	Federal National Mortgage Association, 6.000%, 5/1/35	7,674
67,095	Federal National Mortgage Association, 6.000%, 10/1/35	66,270
Pioneer Bond Fund |  | 9/30/2348

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,995	Federal National Mortgage Association, 6.000%, 12/1/35	$ 32,595
7,352	Federal National Mortgage Association, 6.000%, 12/1/37	7,466
56,255	Federal National Mortgage Association, 6.000%, 6/1/38	56,110
6,571	Federal National Mortgage Association, 6.000%, 7/1/38	6,489
2,469,411	Federal National Mortgage Association, 6.000%, 1/1/53	2,469,102
789,543	Federal National Mortgage Association, 6.000%, 1/1/53	785,302
375,589	Federal National Mortgage Association, 6.000%, 1/1/53	373,107
3,512,206	Federal National Mortgage Association, 6.000%, 1/1/53	3,489,005
876,278	Federal National Mortgage Association, 6.000%, 2/1/53	866,700
282,193	Federal National Mortgage Association, 6.000%, 2/1/53	282,856
603,820	Federal National Mortgage Association, 6.000%, 3/1/53	596,812
415,702	Federal National Mortgage Association, 6.000%, 3/1/53	411,269
235,799	Federal National Mortgage Association, 6.000%, 3/1/53	233,376
320,287	Federal National Mortgage Association, 6.000%, 3/1/53	317,414
564,008	Federal National Mortgage Association, 6.000%, 4/1/53	557,465
3,334,059	Federal National Mortgage Association, 6.000%, 5/1/53	3,333,648
3,288,656	Federal National Mortgage Association, 6.000%, 5/1/53	3,263,321
364,501	Federal National Mortgage Association, 6.000%, 6/1/53	361,418
313,191	Federal National Mortgage Association, 6.000%, 6/1/53	311,654
258,260	Federal National Mortgage Association, 6.000%, 6/1/53	255,840
289,088	Federal National Mortgage Association, 6.000%, 6/1/53	285,445
49Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
383,033	Federal National Mortgage Association, 6.000%, 6/1/53	$ 378,704
747,050	Federal National Mortgage Association, 6.000%, 6/1/53	738,954
1,384,424	Federal National Mortgage Association, 6.000%, 6/1/53	1,376,538
1,008,887	Federal National Mortgage Association, 6.000%, 6/1/53	999,729
183,241	Federal National Mortgage Association, 6.000%, 7/1/53	181,467
3,492,114	Federal National Mortgage Association, 6.000%, 7/1/53	3,468,609
2,181,074	Federal National Mortgage Association, 6.000%, 7/1/53	2,172,589
2,828,729	Federal National Mortgage Association, 6.000%, 7/1/53	2,813,532
1,960,805	Federal National Mortgage Association, 6.000%, 7/1/53	1,948,818
586,937	Federal National Mortgage Association, 6.000%, 7/1/53	582,697
1,515,640	Federal National Mortgage Association, 6.000%, 8/1/53	1,500,010
4,396,579	Federal National Mortgage Association, 6.000%, 8/1/53	4,340,378
982,044	Federal National Mortgage Association, 6.000%, 8/1/53	973,236
32,100,000	Federal National Mortgage Association, 6.000%, 9/1/53	31,689,661
1,989,282	Federal National Mortgage Association, 6.000%, 9/1/53	1,963,854
199,903	Federal National Mortgage Association, 6.000%, 9/1/53	197,647
37,483,155	Federal National Mortgage Association, 6.000%, 10/1/53	37,004,006
578,862	Federal National Mortgage Association, 6.000%, 10/1/53	574,394
1,145,840	Federal National Mortgage Association, 6.000%, 10/1/53	1,136,995
969,380	Federal National Mortgage Association, 6.000%, 10/1/53	960,580
3,769	Federal National Mortgage Association, 6.500%, 7/1/29	3,788
Pioneer Bond Fund |  | 9/30/2350

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
266	Federal National Mortgage Association, 6.500%, 4/1/31	$ 267
1,319	Federal National Mortgage Association, 6.500%, 5/1/31	1,327
1,735	Federal National Mortgage Association, 6.500%, 9/1/31	1,745
1,893	Federal National Mortgage Association, 6.500%, 9/1/31	1,906
478	Federal National Mortgage Association, 6.500%, 10/1/31	481
51,590	Federal National Mortgage Association, 6.500%, 12/1/31	51,872
3,153	Federal National Mortgage Association, 6.500%, 2/1/32	3,170
10,428	Federal National Mortgage Association, 6.500%, 3/1/32	10,478
18,711	Federal National Mortgage Association, 6.500%, 7/1/32	18,826
10,165	Federal National Mortgage Association, 6.500%, 7/1/34	10,217
32,204	Federal National Mortgage Association, 6.500%, 11/1/37	33,466
8,421	Federal National Mortgage Association, 6.500%, 11/1/47	8,426
253,912	Federal National Mortgage Association, 6.500%, 2/1/53	256,934
1,994,584	Federal National Mortgage Association, 6.500%, 3/1/53	2,023,860
392,260	Federal National Mortgage Association, 6.500%, 3/1/53	397,921
1,887,201	Federal National Mortgage Association, 6.500%, 3/1/53	1,909,026
265,138	Federal National Mortgage Association, 6.500%, 4/1/53	267,985
341,652	Federal National Mortgage Association, 6.500%, 4/1/53	349,025
387,753	Federal National Mortgage Association, 6.500%, 4/1/53	391,348
500,532	Federal National Mortgage Association, 6.500%, 7/1/53	504,187
477,112	Federal National Mortgage Association, 6.500%, 7/1/53	482,286
51Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,245,122	Federal National Mortgage Association, 6.500%, 8/1/53	$ 2,263,103
998,910	Federal National Mortgage Association, 6.500%, 8/1/53	1,006,187
301,655	Federal National Mortgage Association, 6.500%, 8/1/53	303,958
955,834	Federal National Mortgage Association, 6.500%, 8/1/53	962,562
643,126	Federal National Mortgage Association, 6.500%, 8/1/53	649,090
4,610,199	Federal National Mortgage Association, 6.500%, 9/1/53	4,634,731
999,235	Federal National Mortgage Association, 6.500%, 9/1/53	1,007,238
2,000,000	Federal National Mortgage Association, 6.500%, 10/15/53 (TBA)	2,009,062
2,457	Federal National Mortgage Association, 7.000%, 12/1/30	2,435
1,756	Federal National Mortgage Association, 7.000%, 4/1/31	1,783
2,780	Federal National Mortgage Association, 7.000%, 9/1/31	2,838
10,215	Federal National Mortgage Association, 7.000%, 12/1/31	10,094
6,362	Federal National Mortgage Association, 7.000%, 1/1/32	6,551
33,000,000	Government National Mortgage Association, 3.000%, 10/15/53 (TBA)	27,964,922
44,000,000	Government National Mortgage Association, 3.500%, 10/15/53 (TBA)	38,537,813
2,000,000	Government National Mortgage Association, 4.000%, 10/15/53 (TBA)	1,801,797
2,000,000	Government National Mortgage Association, 4.500%, 10/15/53 (TBA)	1,847,578
19,000,000	Government National Mortgage Association, 5.000%, 10/15/53 (TBA)	18,003,984
28,000,000	Government National Mortgage Association, 5.500%, 10/15/53 (TBA)	27,170,937
38,000,000	Government National Mortgage Association, 6.000%, 10/15/53 (TBA)	37,652,656
12,000,000	Government National Mortgage Association, 6.500%, 10/15/53 (TBA)	12,067,500
Pioneer Bond Fund |  | 9/30/2352

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,240,290	Government National Mortgage Association I, 3.500%, 11/15/41	$ 2,013,139
1,544,159	Government National Mortgage Association I, 3.500%, 7/15/42	1,388,250
296,502	Government National Mortgage Association I, 3.500%, 10/15/42	266,422
485,923	Government National Mortgage Association I, 3.500%, 1/15/44	436,615
1,645,664	Government National Mortgage Association I, 3.500%, 1/15/45	1,478,661
564,196	Government National Mortgage Association I, 3.500%, 8/15/46	502,850
6,050	Government National Mortgage Association I, 4.000%, 5/15/39	5,548
919	Government National Mortgage Association I, 4.000%, 6/15/39	851
1,419	Government National Mortgage Association I, 4.000%, 8/15/40	1,306
117,721	Government National Mortgage Association I, 4.000%, 8/15/40	108,926
1,681	Government National Mortgage Association I, 4.000%, 9/15/40	1,547
1,714	Government National Mortgage Association I, 4.000%, 10/15/40	1,590
7,053	Government National Mortgage Association I, 4.000%, 11/15/40	6,456
14,484	Government National Mortgage Association I, 4.000%, 11/15/40	13,296
4,609	Government National Mortgage Association I, 4.000%, 1/15/41	4,242
17,329	Government National Mortgage Association I, 4.000%, 1/15/41	16,042
2,630	Government National Mortgage Association I, 4.000%, 2/15/41	2,433
23,089	Government National Mortgage Association I, 4.000%, 6/15/41	21,181
35,793	Government National Mortgage Association I, 4.000%, 7/15/41	32,947
87,403	Government National Mortgage Association I, 4.000%, 9/15/41	80,442
1,770	Government National Mortgage Association I, 4.000%, 10/15/41	1,620
53Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,652	Government National Mortgage Association I, 4.000%, 10/15/41	$ 4,265
1,116	Government National Mortgage Association I, 4.000%, 11/15/41	1,023
1,067	Government National Mortgage Association I, 4.000%, 11/15/41	977
1,328	Government National Mortgage Association I, 4.000%, 12/15/41	1,222
10,684	Government National Mortgage Association I, 4.000%, 2/15/42	9,843
235,444	Government National Mortgage Association I, 4.000%, 8/15/43	216,684
3,266	Government National Mortgage Association I, 4.000%, 11/15/43	3,032
174,815	Government National Mortgage Association I, 4.000%, 3/15/44	160,883
674,530	Government National Mortgage Association I, 4.000%, 3/15/44	621,210
21,207	Government National Mortgage Association I, 4.000%, 3/15/44	19,621
2,821	Government National Mortgage Association I, 4.000%, 3/15/44	2,610
457,671	Government National Mortgage Association I, 4.000%, 4/15/44	418,943
2,877	Government National Mortgage Association I, 4.000%, 4/15/44	2,638
4,791	Government National Mortgage Association I, 4.000%, 4/15/44	4,409
54,926	Government National Mortgage Association I, 4.000%, 8/15/44	50,819
534,315	Government National Mortgage Association I, 4.000%, 9/15/44	491,725
35,791	Government National Mortgage Association I, 4.000%, 9/15/44	32,672
52,606	Government National Mortgage Association I, 4.000%, 9/15/44	48,518
97,954	Government National Mortgage Association I, 4.000%, 11/15/44	90,145
291,154	Government National Mortgage Association I, 4.000%, 12/15/44	268,521
154,644	Government National Mortgage Association I, 4.000%, 1/15/45	143,082
Pioneer Bond Fund |  | 9/30/2354

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
120,939	Government National Mortgage Association I, 4.000%, 1/15/45	$ 110,408
349,566	Government National Mortgage Association I, 4.000%, 2/15/45	322,399
307,554	Government National Mortgage Association I, 4.000%, 2/15/45	283,643
791,762	Government National Mortgage Association I, 4.000%, 3/15/45	730,201
650,875	Government National Mortgage Association I, 4.000%, 4/15/45	599,337
776,788	Government National Mortgage Association I, 4.000%, 5/15/45	718,891
961,644	Government National Mortgage Association I, 4.000%, 6/15/45	891,006
134,242	Government National Mortgage Association I, 4.000%, 7/15/45	124,202
202,646	Government National Mortgage Association I, 4.000%, 8/15/45	186,491
20,840	Government National Mortgage Association I, 4.500%, 6/15/25	20,002
14,855	Government National Mortgage Association I, 4.500%, 7/15/33	14,099
35,710	Government National Mortgage Association I, 4.500%, 9/15/33	33,945
59,811	Government National Mortgage Association I, 4.500%, 10/15/33	56,667
43,821	Government National Mortgage Association I, 4.500%, 10/15/33	41,382
3,107	Government National Mortgage Association I, 4.500%, 2/15/34	2,940
35,975	Government National Mortgage Association I, 4.500%, 4/15/35	33,996
21,948	Government National Mortgage Association I, 4.500%, 10/15/35	20,751
26,341	Government National Mortgage Association I, 4.500%, 4/15/38	25,025
234,652	Government National Mortgage Association I, 4.500%, 12/15/39	223,238
99,633	Government National Mortgage Association I, 4.500%, 1/15/40	95,285
57,575	Government National Mortgage Association I, 4.500%, 9/15/40	55,005
55Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
141,805	Government National Mortgage Association I, 4.500%, 10/15/40	$ 135,177
98,377	Government National Mortgage Association I, 4.500%, 4/15/41	93,127
211,140	Government National Mortgage Association I, 4.500%, 5/15/41	199,207
128,508	Government National Mortgage Association I, 4.500%, 6/15/41	121,651
92,723	Government National Mortgage Association I, 4.500%, 7/15/41	88,119
79,555	Government National Mortgage Association I, 4.500%, 8/15/41	75,246
23,257	Government National Mortgage Association I, 5.000%, 7/15/33	22,524
19,708	Government National Mortgage Association I, 5.000%, 9/15/33	19,225
21,316	Government National Mortgage Association I, 5.000%, 4/15/34	20,769
132,631	Government National Mortgage Association I, 5.000%, 4/15/35	129,220
47,510	Government National Mortgage Association I, 5.000%, 7/15/40	46,146
25,387	Government National Mortgage Association I, 5.500%, 1/15/29	24,640
3,221	Government National Mortgage Association I, 5.500%, 6/15/33	3,133
18,650	Government National Mortgage Association I, 5.500%, 7/15/33	18,273
9,358	Government National Mortgage Association I, 5.500%, 7/15/33	9,093
5,826	Government National Mortgage Association I, 5.500%, 8/15/33	5,719
9,018	Government National Mortgage Association I, 5.500%, 8/15/33	8,800
8,765	Government National Mortgage Association I, 5.500%, 8/15/33	8,604
19,439	Government National Mortgage Association I, 5.500%, 9/15/33	18,877
22,041	Government National Mortgage Association I, 5.500%, 9/15/33	21,424
9,492	Government National Mortgage Association I, 5.500%, 10/15/33	9,215
Pioneer Bond Fund |  | 9/30/2356

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
17,410	Government National Mortgage Association I, 5.500%, 10/15/33	$ 17,109
87,086	Government National Mortgage Association I, 5.500%, 7/15/34	85,834
13,446	Government National Mortgage Association I, 5.500%, 10/15/34	13,087
115,440	Government National Mortgage Association I, 5.500%, 11/15/34	113,429
47,718	Government National Mortgage Association I, 5.500%, 1/15/35	46,642
8,055	Government National Mortgage Association I, 5.500%, 2/15/35	7,832
28,661	Government National Mortgage Association I, 5.500%, 2/15/35	27,858
23,756	Government National Mortgage Association I, 5.500%, 6/15/35	23,076
101,259	Government National Mortgage Association I, 5.500%, 7/15/35	100,967
9,811	Government National Mortgage Association I, 5.500%, 10/15/35	9,604
41,451	Government National Mortgage Association I, 5.500%, 10/15/35	40,699
11,179	Government National Mortgage Association I, 5.500%, 2/15/37	11,147
1,039	Government National Mortgage Association I, 6.000%, 12/15/23	1,037
30	Government National Mortgage Association I, 6.000%, 1/15/24	30
7,199	Government National Mortgage Association I, 6.000%, 4/15/28	7,275
39,139	Government National Mortgage Association I, 6.000%, 9/15/28	38,804
1,439	Government National Mortgage Association I, 6.000%, 10/15/28	1,426
10,930	Government National Mortgage Association I, 6.000%, 2/15/29	10,835
11,149	Government National Mortgage Association I, 6.000%, 2/15/29	11,105
4,615	Government National Mortgage Association I, 6.000%, 11/15/31	4,612
263	Government National Mortgage Association I, 6.000%, 3/15/32	261
57Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,558	Government National Mortgage Association I, 6.000%, 8/15/32	$ 1,579
3,146	Government National Mortgage Association I, 6.000%, 9/15/32	3,117
61,224	Government National Mortgage Association I, 6.000%, 9/15/32	60,637
48,413	Government National Mortgage Association I, 6.000%, 9/15/32	47,950
4,313	Government National Mortgage Association I, 6.000%, 10/15/32	4,272
1,925	Government National Mortgage Association I, 6.000%, 10/15/32	1,907
3,139	Government National Mortgage Association I, 6.000%, 11/15/32	3,109
2,721	Government National Mortgage Association I, 6.000%, 11/15/32	2,695
106,830	Government National Mortgage Association I, 6.000%, 12/15/32	105,872
2,122	Government National Mortgage Association I, 6.000%, 12/15/32	2,102
67,351	Government National Mortgage Association I, 6.000%, 12/15/32	66,871
23,346	Government National Mortgage Association I, 6.000%, 12/15/32	23,162
4,581	Government National Mortgage Association I, 6.000%, 12/15/32	4,553
26,175	Government National Mortgage Association I, 6.000%, 12/15/32	25,924
68,262	Government National Mortgage Association I, 6.000%, 12/15/32	67,608
48,773	Government National Mortgage Association I, 6.000%, 1/15/33	49,980
12,786	Government National Mortgage Association I, 6.000%, 1/15/33	12,686
30,208	Government National Mortgage Association I, 6.000%, 2/15/33	30,125
41,039	Government National Mortgage Association I, 6.000%, 2/15/33	40,787
36,283	Government National Mortgage Association I, 6.000%, 2/15/33	35,991
8,414	Government National Mortgage Association I, 6.000%, 2/15/33	8,536
Pioneer Bond Fund |  | 9/30/2358

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,808	Government National Mortgage Association I, 6.000%, 3/15/33	$ 36,696
35,268	Government National Mortgage Association I, 6.000%, 3/15/33	36,139
19,135	Government National Mortgage Association I, 6.000%, 3/15/33	19,189
33,188	Government National Mortgage Association I, 6.000%, 3/15/33	32,870
8,470	Government National Mortgage Association I, 6.000%, 3/15/33	8,389
38,889	Government National Mortgage Association I, 6.000%, 3/15/33	38,865
141,343	Government National Mortgage Association I, 6.000%, 3/15/33	141,534
66,437	Government National Mortgage Association I, 6.000%, 3/15/33	68,079
13,071	Government National Mortgage Association I, 6.000%, 4/15/33	12,945
42,388	Government National Mortgage Association I, 6.000%, 5/15/33	42,040
3,499	Government National Mortgage Association I, 6.000%, 6/15/33	3,525
17,762	Government National Mortgage Association I, 6.000%, 9/15/33	18,019
9,575	Government National Mortgage Association I, 6.000%, 10/15/33	9,493
34,082	Government National Mortgage Association I, 6.000%, 11/15/33	33,755
72,074	Government National Mortgage Association I, 6.000%, 3/15/34	72,276
15,622	Government National Mortgage Association I, 6.000%, 6/15/34	15,849
8,891	Government National Mortgage Association I, 6.000%, 8/15/34	9,066
34,357	Government National Mortgage Association I, 6.000%, 8/15/34	34,027
4,004	Government National Mortgage Association I, 6.000%, 9/15/34	3,971
28,706	Government National Mortgage Association I, 6.000%, 9/15/34	28,476
44,895	Government National Mortgage Association I, 6.000%, 9/15/34	45,310
59Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
34,217	Government National Mortgage Association I, 6.000%, 10/15/34	$ 33,889
32,419	Government National Mortgage Association I, 6.000%, 10/15/34	32,175
36,703	Government National Mortgage Association I, 6.000%, 10/15/34	36,408
44,979	Government National Mortgage Association I, 6.000%, 11/15/34	44,890
173,626	Government National Mortgage Association I, 6.000%, 9/15/35	173,898
61,000	Government National Mortgage Association I, 6.000%, 8/15/36	62,507
27,845	Government National Mortgage Association I, 6.000%, 10/15/36	27,827
14,333	Government National Mortgage Association I, 6.000%, 11/15/37	14,616
11,448	Government National Mortgage Association I, 6.000%, 8/15/38	11,388
343	Government National Mortgage Association I, 6.500%, 10/15/24	337
2,533	Government National Mortgage Association I, 6.500%, 4/15/28	2,549
17,538	Government National Mortgage Association I, 6.500%, 4/15/28	17,773
1,921	Government National Mortgage Association I, 6.500%, 6/15/28	1,934
1,790	Government National Mortgage Association I, 6.500%, 8/15/28	1,802
1,609	Government National Mortgage Association I, 6.500%, 10/15/28	1,619
1,059	Government National Mortgage Association I, 6.500%, 10/15/28	1,066
9,927	Government National Mortgage Association I, 6.500%, 1/15/29	9,992
1,886	Government National Mortgage Association I, 6.500%, 2/15/29	1,898
2,890	Government National Mortgage Association I, 6.500%, 2/15/29	2,910
377	Government National Mortgage Association I, 6.500%, 2/15/29	380
902	Government National Mortgage Association I, 6.500%, 3/15/29	908
Pioneer Bond Fund |  | 9/30/2360

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
880	Government National Mortgage Association I, 6.500%, 3/15/29	$ 886
3,852	Government National Mortgage Association I, 6.500%, 3/15/29	3,877
10,507	Government National Mortgage Association I, 6.500%, 3/15/29	10,576
7,165	Government National Mortgage Association I, 6.500%, 3/15/29	7,213
13,770	Government National Mortgage Association I, 6.500%, 5/15/29	13,861
457	Government National Mortgage Association I, 6.500%, 5/15/29	460
322	Government National Mortgage Association I, 6.500%, 5/15/29	324
14,482	Government National Mortgage Association I, 6.500%, 4/15/31	14,589
3,867	Government National Mortgage Association I, 6.500%, 5/15/31	3,935
17,866	Government National Mortgage Association I, 6.500%, 5/15/31	17,983
4,314	Government National Mortgage Association I, 6.500%, 5/15/31	4,353
2,628	Government National Mortgage Association I, 6.500%, 6/15/31	2,647
8,657	Government National Mortgage Association I, 6.500%, 7/15/31	8,714
16,647	Government National Mortgage Association I, 6.500%, 8/15/31	16,756
1,725	Government National Mortgage Association I, 6.500%, 9/15/31	1,736
22,965	Government National Mortgage Association I, 6.500%, 10/15/31	23,119
2,210	Government National Mortgage Association I, 6.500%, 10/15/31	2,226
1,860	Government National Mortgage Association I, 6.500%, 11/15/31	1,872
29,665	Government National Mortgage Association I, 6.500%, 11/15/31	30,520
37,870	Government National Mortgage Association I, 6.500%, 1/15/32	38,119
8,611	Government National Mortgage Association I, 6.500%, 1/15/32	8,668
61Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,374	Government National Mortgage Association I, 6.500%, 2/15/32	$ 6,460
8,668	Government National Mortgage Association I, 6.500%, 2/15/32	8,786
2,140	Government National Mortgage Association I, 6.500%, 2/15/32	2,154
5,534	Government National Mortgage Association I, 6.500%, 2/15/32	5,574
13,546	Government National Mortgage Association I, 6.500%, 2/15/32	13,634
6,259	Government National Mortgage Association I, 6.500%, 3/15/32	6,300
14,939	Government National Mortgage Association I, 6.500%, 3/15/32	15,037
2,972	Government National Mortgage Association I, 6.500%, 4/15/32	2,994
3,298	Government National Mortgage Association I, 6.500%, 4/15/32	3,320
13,897	Government National Mortgage Association I, 6.500%, 4/15/32	13,998
1,623	Government National Mortgage Association I, 6.500%, 5/15/32	1,634
1,751	Government National Mortgage Association I, 6.500%, 5/15/32	1,763
3,573	Government National Mortgage Association I, 6.500%, 5/15/32	3,597
940	Government National Mortgage Association I, 6.500%, 5/15/32	946
4,727	Government National Mortgage Association I, 6.500%, 6/15/32	4,771
4,826	Government National Mortgage Association I, 6.500%, 7/15/32	4,858
37,293	Government National Mortgage Association I, 6.500%, 7/15/32	37,749
5,082	Government National Mortgage Association I, 6.500%, 7/15/32	5,116
12,875	Government National Mortgage Association I, 6.500%, 8/15/32	13,051
23,013	Government National Mortgage Association I, 6.500%, 8/15/32	23,193
2,663	Government National Mortgage Association I, 6.500%, 8/15/32	2,681
Pioneer Bond Fund |  | 9/30/2362

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,112	Government National Mortgage Association I, 6.500%, 9/15/32	$ 18,238
8,488	Government National Mortgage Association I, 6.500%, 9/15/32	8,546
25,621	Government National Mortgage Association I, 6.500%, 9/15/32	25,796
12,508	Government National Mortgage Association I, 6.500%, 10/15/32	12,591
16,337	Government National Mortgage Association I, 6.500%, 11/15/32	16,506
85,349	Government National Mortgage Association I, 6.500%, 12/15/32	86,092
93,685	Government National Mortgage Association I, 6.500%, 1/15/33	95,549
894	Government National Mortgage Association I, 6.500%, 1/15/33	900
13,936	Government National Mortgage Association I, 6.500%, 5/15/33	14,028
604	Government National Mortgage Association I, 6.500%, 10/15/33	609
42,110	Government National Mortgage Association I, 6.500%, 6/15/34	42,387
9,364	Government National Mortgage Association I, 6.500%, 4/15/35	9,426
3,526	Government National Mortgage Association I, 6.500%, 6/15/35	3,658
13,672	Government National Mortgage Association I, 6.500%, 7/15/35	14,048
49,862	Government National Mortgage Association I, 6.500%, 7/15/35	50,189
1,468	Government National Mortgage Association I, 7.000%, 9/15/24	1,465
306	Government National Mortgage Association I, 7.000%, 7/15/25	305
921	Government National Mortgage Association I, 7.000%, 11/15/26	923
2,165	Government National Mortgage Association I, 7.000%, 6/15/27	2,175
3,636	Government National Mortgage Association I, 7.000%, 1/15/28	3,627
2,426	Government National Mortgage Association I, 7.000%, 4/15/28	2,406
63Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,147	Government National Mortgage Association I, 7.000%, 7/15/28	$ 4,142
310	Government National Mortgage Association I, 7.000%, 8/15/28	312
3,442	Government National Mortgage Association I, 7.000%, 11/15/28	3,497
11,487	Government National Mortgage Association I, 7.000%, 11/15/28	11,625
12,498	Government National Mortgage Association I, 7.000%, 4/15/29	12,396
9,294	Government National Mortgage Association I, 7.000%, 4/15/29	9,241
13,298	Government National Mortgage Association I, 7.000%, 5/15/29	13,186
2,062	Government National Mortgage Association I, 7.000%, 7/15/29	2,052
23,388	Government National Mortgage Association I, 7.000%, 11/15/29	23,372
8,856	Government National Mortgage Association I, 7.000%, 12/15/30	9,063
1,109	Government National Mortgage Association I, 7.000%, 12/15/30	1,100
28,301	Government National Mortgage Association I, 7.000%, 1/15/31	27,984
7,316	Government National Mortgage Association I, 7.000%, 6/15/31	7,544
940	Government National Mortgage Association I, 7.000%, 7/15/31	965
45,939	Government National Mortgage Association I, 7.000%, 8/15/31	47,051
6,316	Government National Mortgage Association I, 7.000%, 9/15/31	6,266
5,957	Government National Mortgage Association I, 7.000%, 9/15/31	5,906
5,499	Government National Mortgage Association I, 7.000%, 11/15/31	5,449
25,505	Government National Mortgage Association I, 7.000%, 3/15/32	25,512
17,537	Government National Mortgage Association I, 7.000%, 4/15/32	17,502
35,096	Government National Mortgage Association I, 7.000%, 5/15/32	36,195
Pioneer Bond Fund |  | 9/30/2364

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
56	Government National Mortgage Association I, 7.500%, 6/15/24	$ 56
1,759	Government National Mortgage Association I, 7.500%, 8/15/25	1,757
456	Government National Mortgage Association I, 7.500%, 9/15/25	455
1,768	Government National Mortgage Association I, 7.500%, 2/15/27	1,764
6,571	Government National Mortgage Association I, 7.500%, 3/15/27	6,635
14,495	Government National Mortgage Association I, 7.500%, 10/15/27	14,586
5,837	Government National Mortgage Association I, 7.500%, 6/15/29	5,853
2,653	Government National Mortgage Association I, 7.500%, 8/15/29	2,649
4,369	Government National Mortgage Association I, 7.500%, 9/15/29	4,362
10,615	Government National Mortgage Association I, 7.500%, 2/15/31	10,614
9,569	Government National Mortgage Association I, 7.500%, 2/15/31	9,554
3,891	Government National Mortgage Association I, 7.500%, 3/15/31	3,888
4,237	Government National Mortgage Association I, 7.500%, 12/15/31	4,236
1,395	Government National Mortgage Association I, 7.750%, 2/15/30	1,393
106,066	Government National Mortgage Association II, 3.500%, 3/20/45	90,899
223,760	Government National Mortgage Association II, 3.500%, 4/20/45	199,148
432,730	Government National Mortgage Association II, 3.500%, 4/20/45	385,141
163,368	Government National Mortgage Association II, 3.500%, 4/20/45	145,405
494,801	Government National Mortgage Association II, 3.500%, 3/20/46	440,620
1,664,370	Government National Mortgage Association II, 4.000%, 7/20/44	1,533,768
66,108	Government National Mortgage Association II, 4.000%, 9/20/44	60,971
65Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
399,362	Government National Mortgage Association II, 4.000%, 10/20/44	$ 367,760
1,219,971	Government National Mortgage Association II, 4.000%, 10/20/46	1,116,344
738,227	Government National Mortgage Association II, 4.000%, 2/20/48	668,898
904,112	Government National Mortgage Association II, 4.000%, 4/20/48	820,209
9,293,634	Government National Mortgage Association II, 4.000%, 9/20/52	8,374,406
16,583	Government National Mortgage Association II, 4.500%, 12/20/34	15,759
86,295	Government National Mortgage Association II, 4.500%, 1/20/35	82,003
12,704	Government National Mortgage Association II, 4.500%, 3/20/35	12,078
321,597	Government National Mortgage Association II, 4.500%, 9/20/41	305,177
1,148,528	Government National Mortgage Association II, 4.500%, 9/20/44	1,094,491
430,906	Government National Mortgage Association II, 4.500%, 10/20/44	409,416
843,977	Government National Mortgage Association II, 4.500%, 11/20/44	801,906
925,233	Government National Mortgage Association II, 4.500%, 2/20/48	868,323
9,265,570	Government National Mortgage Association II, 4.500%, 9/20/52	8,568,119
5,766,354	Government National Mortgage Association II, 4.500%, 10/20/52	5,328,729
16,393,717	Government National Mortgage Association II, 5.000%, 12/20/52	15,536,822
56,732	Government National Mortgage Association II, 5.500%, 3/20/34	56,618
45,799	Government National Mortgage Association II, 5.500%, 4/20/34	45,819
34,542	Government National Mortgage Association II, 5.500%, 10/20/37	33,720
592,535	Government National Mortgage Association II, 5.500%, 9/20/52	575,287
4,799,796	Government National Mortgage Association II, 5.500%, 12/20/52	4,664,506
Pioneer Bond Fund |  | 9/30/2366

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
47,956	Government National Mortgage Association II, 5.750%, 6/20/33	$ 47,137
12,230	Government National Mortgage Association II, 5.900%, 1/20/28	12,085
21,386	Government National Mortgage Association II, 5.900%, 7/20/28	20,976
5,322	Government National Mortgage Association II, 6.000%, 10/20/31	5,419
25,738	Government National Mortgage Association II, 6.000%, 1/20/33	26,022
29,159	Government National Mortgage Association II, 6.000%, 10/20/33	30,050
17,576	Government National Mortgage Association II, 6.000%, 6/20/34	18,115
42,968	Government National Mortgage Association II, 6.450%, 1/20/33	42,510
9,474	Government National Mortgage Association II, 6.500%, 8/20/28	9,531
458	Government National Mortgage Association II, 6.500%, 2/20/29	461
182	Government National Mortgage Association II, 6.500%, 3/20/29	183
5,886	Government National Mortgage Association II, 6.500%, 4/20/29	5,950
3,409	Government National Mortgage Association II, 6.500%, 4/20/31	3,497
2,613	Government National Mortgage Association II, 6.500%, 6/20/31	2,680
12,394	Government National Mortgage Association II, 6.500%, 10/20/32	12,508
15,752	Government National Mortgage Association II, 6.500%, 3/20/34	15,921
1,072	Government National Mortgage Association II, 7.000%, 5/20/26	1,070
4,469	Government National Mortgage Association II, 7.000%, 8/20/27	4,512
4,180	Government National Mortgage Association II, 7.000%, 6/20/28	4,198
18,386	Government National Mortgage Association II, 7.000%, 11/20/28	18,460
16,932	Government National Mortgage Association II, 7.000%, 1/20/29	17,153
67Pioneer Bond Fund |  | 9/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,545	Government National Mortgage Association II, 7.000%, 2/20/29	$ 1,560
549	Government National Mortgage Association II, 7.000%, 12/20/30	553
2,986	Government National Mortgage Association II, 7.000%, 1/20/31	3,060
1,674	Government National Mortgage Association II, 7.000%, 3/20/31	1,700
9,946	Government National Mortgage Association II, 7.000%, 7/20/31	10,253
3,201	Government National Mortgage Association II, 7.000%, 11/20/31	3,255
3,490	Government National Mortgage Association II, 7.500%, 5/20/30	3,583
942	Government National Mortgage Association II, 7.500%, 6/20/30	957
853	Government National Mortgage Association II, 7.500%, 7/20/30	855
3,316	Government National Mortgage Association II, 7.500%, 8/20/30	3,409
1,599	Government National Mortgage Association II, 7.500%, 12/20/30	1,634
2	Government National Mortgage Association II, 8.000%, 5/20/25	2
198	Government National Mortgage Association II, 9.000%, 11/20/24	198
60,000,000(f)	U.S. Treasury Bills, 10/5/23	59,973,650
100,000,000(f)	U.S. Treasury Bills, 10/12/23	99,853,403
130,000,000(f)	U.S. Treasury Bills, 10/24/23	129,580,831
107,283,200	U.S. Treasury Bonds, 2.250%, 2/15/52	65,836,683
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	40,911,503
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	60,683,418
136,312,900(d)	U.S. Treasury Bonds, 4.375%, 8/15/43	127,175,676
44,229,595	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	36,550,318
100,000,000	U.S. Treasury Notes, 3.500%, 4/30/28	95,312,500
87,490,000	U.S. Treasury Notes, 3.500%, 2/15/33	80,272,075
262,511,000(d)	U.S. Treasury Notes, 4.500%, 9/30/30	262,593,035
	Total U.S. Government and Agency Obligations (Cost $2,556,487,088)	$2,420,862,103

Pioneer Bond Fund |  | 9/30/2368

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value

SHORT TERM INVESTMENTS — 3.2% of Net Assets
Repurchase Agreements — 2.0%
88,000,000	Bank of America, 5.3%, dated 9/29/23, to be purchased on 10/2/23 for $88,038,867, collateralized by $89,760,001 Government National Mortgage Association, 4.5%-5.5%, 6/20/50-7/20/53	$ 88,000,000
$88,000,000

Shares
	Open-End Fund — 1.2%
55,531,210(l)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 55,531,210
		$55,531,210

	TOTAL SHORT TERM INVESTMENTS (Cost $143,531,210)	$143,531,210

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 111.1% (Cost $5,387,911,541)	$4,910,433,758
Principal Amount USD ($)
	TBA Sales Commitments — (1.9)% of Net Assets
	U.S. Government and Agency Obligations — (1.9)%
(26,100,000)	Federal National Mortgage Association, 5.000%, 10/1/53 (TBA)	$ (24,623,719)
(32,800,000)	Federal National Mortgage Association, 5.500%, 10/1/53 (TBA)	(31,696,843)
(29,100,000)	Federal National Mortgage Association, 6.000%, 10/1/53 (TBA)	(28,718,063)
	TOTAL TBA SALES COMMITMENTS (Proceeds $86,054,484)	$(85,038,625)

	OTHER ASSETS AND LIABILITIES — (9.2)%	$(406,341,053)
	net assets — 100.0%	$4,419,054,080

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
69Pioneer Bond Fund |  | 9/30/23

FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $1,369,239,514, or 31.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2023.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2023.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Non-income producing security.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Pioneer Bond Fund |  | 9/30/2370

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$1,000,000	$1,016,300
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	206,902	—
Alturas Re 2021-3	8/16/2021	39,872	18,654
Alturas Re 2022-2	1/18/2022	744,399	796,658
Aquila Re I	5/10/2023	850,000	864,110
Atlas Capital	5/17/2023	2,000,000	2,018,800
Ballybunion Re 2020	12/31/2019	548,977	903,793
Ballybunion Re 2021-3	8/4/2021	47,291	50,308
Ballybunion Re 2022	3/9/2022	2,797	33,163
Ballybunion Re 2022-2	8/5/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	4,000,000	4,138,433
Ballybunion Re 2023	3/20/2023	3,500,000	3,794,534
Bantry Re 2021	1/11/2021	81,427	10,000
Bantry Re 2022	2/2/2022	309,442	487,494
Bantry Re 2023	1/12/2023	6,000,000	6,962,107
Berwick Re 2019-1	12/31/2018	870,105	1,161,437
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	80,457	86,757
Berwick Re 2023	2/1/2023	4,147,668	4,906,018
Bonanza Re	3/11/2022	250,000	175,000
Bonanza Re	1/6/2023	300,000	301,650
Caelus Re V	4/27/2017	100,000	80,000
Cape Lookout Re	4/14/2023	1,100,000	1,118,810
Carnoustie Re 2020	7/16/2020	50,471	230,656
Clarendon Re 2023	3/20/2023	916,657	1,016,025
Commonwealth Re	6/15/2022	1,000,000	1,004,300
Denning Re 2022	7/11/2022	1,361,365	1,462,835
Easton Re Pte	7/19/2022	248,094	250,375
Eccleston Re 2023	7/13/2023	5,000,000	5,851,833
Eden Re II	12/16/2019	210,000	96,810
Eden Re II	12/23/2019	528,889	243,200
Eden Re II	1/25/2021	499,027	93,927
Eden Re II	1/21/2022	899,364	672,121
Eden Re II	1/17/2023	3,600,000	4,015,800
FloodSmart Re	2/16/2021	1,250,000	1,247,625
FloodSmart Re	2/14/2022	2,000,000	1,913,000
Formby Re 2018	7/9/2018	4,661	—
Four Lakes Re	12/15/2021	500,000	483,650
Four Lakes Re	12/22/2022	3,000,000	2,997,600
Gamboge Re	4/24/2023	4,859,847	5,447,060
Gateway Re	2/3/2023	700,000	736,610
Gateway Re II	4/13/2023	250,000	253,125
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	578,843	617,905
Gullane Re 2018	3/26/2018	—	100,036
Gullane Re 2023	1/20/2023	6,381,951	7,536,613
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	6,000
71Pioneer Bond Fund |  | 9/30/23

Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2020	2/27/2020	$—	$59,600
Herbie Re	10/19/2020	500,000	489,750
Integrity Re	5/9/2022	750,000	675,000
Integrity Re	3/23/2023	1,500,000	1,571,100
International Bank for Reconstruction & Development	2/28/2020	250,000	249,325
Isosceles Re 2023	8/7/2023	234,356	246,750
Isosceles Re 2023	8/7/2023	1,659,961	1,736,175
Isosceles Re 2023	8/7/2023	429,851	445,635
Kilimanjaro III Re	6/15/2022	1,000,000	996,500
Lightning Re	3/20/2023	1,000,000	1,045,100
Limestone Re 2019-2B	6/20/2018	1,101	1,415
Limestone Re 2020-1	12/15/2016	—	—
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	204,267	94,700
Locke Tavern Re	3/23/2023	1,000,000	1,016,800
Long Point Re IV	5/13/2022	3,500,000	3,479,000
Lorenz Re 2019	6/26/2019	498,107	29,333
Matterhorn Re	1/29/2020	1,249,544	1,025,000
Matterhorn Re	12/15/2021	250,000	226,575
Matterhorn Re	3/10/2022	2,000,000	1,948,800
Matterhorn Re	3/10/2022	1,000,000	986,000
Merion Re 2018-2	12/28/2017	—	349,888
Merion Re 2021-2	12/28/2020	2,448,846	1,768,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2023-1	1/11/2023	441,808	521,983
Mona Lisa Re	12/30/2022	1,000,000	1,070,000
Mystic Re IV	12/16/2022	3,400,000	3,475,140
Northshore Re II	6/22/2022	750,000	753,375
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,035,197	1,415,275
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	238,674
Pangaea Re 2023-1	1/23/2023	4,750,000	5,559,236
Pangaea Re 2023-3	7/5/2023	2,970,693	3,208,400
Phoenician Re	12/1/2021	1,000,000	983,500
Phoenix 3 Re 2023-3	12/21/2020	1,120,701	1,357,250
Pine Valley Re 2023	1/24/2023	893,730	—
Porthcawl Re 2023	1/23/2023	197,811	246,018
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street 2023 Re	5/12/2023	3,000,000	3,084,300
Residential Re	11/22/2022	1,750,000	1,754,025
RosaPenna Re 2022	8/26/2022	1,802,211	1,923,211
Sakura Re	12/22/2022	750,000	795,300
Sanders Re II	11/23/2021	2,754,375	2,604,800
Sanders Re III	11/30/2022	1,000,000	1,006,100
Sector Re V	4/23/2019	407,517	307,560
Sector Re V	5/1/2019	1,914	45,872
Pioneer Bond Fund |  | 9/30/2372

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	12/4/2019	$2,777	$349,200
Sector Re V	1/1/2020	2,359	174,598
Sector Re V	12/6/2021	—	46,692
Sector Re V	1/5/2022	—	392,213
Sector Re V	12/30/2022	4,605,987	5,568,638
Sussex Re 2020-1	1/21/2020	—	—
Sussex Re 2021-1	1/26/2021	—	1,750
Thopas Re 2019	12/21/2018	—	23,400
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	112,700
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	4,256,392	5,055,317
Torricelli Re 2021	7/2/2021	—	182,668
Torricelli Re 2022	7/26/2022	—	67,064
Torricelli Re 2023	7/26/2023	4,500,000	4,921,934
Ursa Re	4/12/2023	750,000	756,525
Veraison Re	12/14/2022	500,000	527,400
Viribus Re 2018	12/22/2017	21,118	—
Viribus Re 2019	12/27/2018	—	25,915
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	110,100
Viribus Re 2023	2/2/2023	2,000,000	2,551,400
Vitality Re XI	1/31/2020	1,744,136	1,736,525
Vitality Re XIII	1/4/2023	2,157,536	2,206,125
Vitality Re XIV	1/25/2023	3,250,000	3,322,150
Vitality Re XIV	1/25/2023	750,000	749,550
Walton Health Re 2019	7/18/2019	104,365	182,554
Walton Health Re 2022	7/13/2022	124,395	480,028
White Heron Re 2023	8/30/2023	1,162,378	1,253,340
Woburn Re 2018	3/20/2018	487,584	32,196
Woburn Re 2019	1/30/2019	689,864	861,848
Total Restricted Securities			$155,663,000
% of Net assets			3.5%
73Pioneer Bond Fund |  | 9/30/23

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1,953	U.S. 2 Year Note (CBT)	12/29/23	$397,336,205	$395,894,462	$(1,441,743)
9,722	U.S. 5 Year Note (CBT)	12/29/23	1,032,755,371	1,024,303,892	(8,451,479)
13	U.S. 10 Year Ultra Bond (CBT)	12/19/23	1,455,018	1,450,313	(4,705)
			$1,431,546,594	$1,421,648,667	$(9,897,927)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
600	U.S. 10 Year Note (CBT)	12/19/23	$(65,822,598)	$(64,837,500)	$985,098
223	U.S. Ultra Bond (CBT)	12/19/23	(27,883,824)	(26,467,313)	1,416,511
			$(93,706,422)	$(91,304,813)	$2,401,609
TOTAL FUTURES CONTRACTS			$1,337,840,172	$1,330,343,854	$(7,496,318)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
406,040,000	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(3,904,041)	$116,590	$(3,787,451)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(3,904,041)	$116,590	$(3,787,451)
TOTAL SWAP CONTRACTS					$(3,904,041)	$116,590	$(3,787,451)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Pioneer Bond Fund |  | 9/30/2374

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$16,386,656	$—	$16,386,656
Asset Backed Securities	—	339,766,701	—	339,766,701
Collateralized Mortgage Obligations	—	335,450,784	—	335,450,784
Commercial Mortgage-Backed Securities	—	171,139,888	—	171,139,888
Corporate Bonds	—	1,300,192,597	—	1,300,192,597
Convertible Preferred Stock	25,103,110	—	—	25,103,110
Municipal Bonds	—	2,337,709	—	2,337,709
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	1,921,295	1,921,295
Multiperil – U.S.	—	—	17,413,821	17,413,821
Multiperil – Worldwide	—	—	2,811,697	2,811,697
Windstorm – Florida	—	—	—*	—*
Windstorm – North Carolina	—	—	2,428,560	2,428,560
Windstorm – U.S. Multistate	—	—	1,253,340	1,253,340
Windstorm – U.S. Regional	—	—	1,415,275	1,415,275
Reinsurance Sidecars
Multiperil – U.S.	—	—	296,256	296,256
Multiperil – Worldwide	—	—	75,128,036	75,128,036
All Other Insurance-Linked Securities	—	52,994,720	—	52,994,720
U.S. Government and Agency Obligations	—	2,420,862,103	—	2,420,862,103
Repurchase Agreements	—	88,000,000	—	88,000,000
Open-End Fund	55,531,210	—	—	55,531,210
Total Investments in Securities	$80,634,320	$4,727,131,158	$102,668,280	$4,910,433,758
Liabilities
TBA Sales Commitments	$—	$(85,038,625)	$—	$(85,038,625)
Total Liabilities	$—	$(85,038,625)	$—	$(85,038,625)
75Pioneer Bond Fund |  | 9/30/23

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(7,496,318)	$—	$—	$(7,496,318)
Swap contracts, at value	—	(3,787,451)	—	(3,787,451)
Total Other Financial Instruments	$(7,496,318)	$(3,787,451)	$—	$(11,283,769)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/23	$95,680,914
Realized gain (loss)	(23,332)
Changed in unrealized appreciation (depreciation)	4,982,334
Return of capital	(8,018,984)
Purchases	16,012,255
Sales	(5,964,907)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 9/30/23	$102,668,280
*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2023:	$5,393,413
Pioneer Bond Fund |  | 9/30/2376